As filed with the Securities and Exchange Commission on June 10, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10319

USA Mutuals
(Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
 (Address of principal executive offices) (Zip code)

Jerry Szilagyi
700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Name and address of agent for service)

(800) 688-8257
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2016

Item 1. Reports to Stockholders.

USA Mutuals Barrier Fund
Institutional Class Shares (VICVX)
Investor Class Shares (VICEX)
Class A Shares (VICAX)
Class C Shares (VICCX)

USA Mutuals Generation Wave Growth Fund
Investor Class Shares (GWGFX)

USA Mutuals Takeover Targets Fund
Institutional Class Shares (TOTIX)
Investor Class Shares (TOTNX)
Class A Shares (TOTAX)
Class C Shares (TOTCX)

USA Mutuals/WaveFront
Hedged Emerging Markets Fund
Institutional Class Shares (WAVFX)
Investor Class Shares (WAVNX)
Class A Shares (WAVAX)
Class C Shares (WAVRX)

USA Mutuals Beating Beta Fund
Institutional Class Shares (BEAIX)
Investor Class Shares (BEATX)
Class A Shares (BEABX)
Class C Shares (BEAQX)

each a series of USA Mutuals

Annual Report
March 31, 2016

USA Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street
Suite 900
Dallas, Texas  75201
Phone: 1-866-264-8783
Web: www.USAMutuals.com

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	7

INVESTMENT HIGHLIGHTS	11

PORTFOLIO OF INVESTMENTS –
USA MUTUALS BARRIER FUND	22

SCHEDULE OF OPTIONS WRITTEN –
USA MUTUALS BARRIER FUND	25

PORTFOLIO OF INVESTMENTS –
USA MUTUALS GENERATION WAVE GROWTH FUND	27

SCHEDULE OF OPTIONS WRITTEN –
USA MUTUALS GENERATION WAVE GROWTH FUND	29

PORTFOLIO OF INVESTMENTS –
USA MUTUALS TAKEOVER TARGETS FUND	30

PORTFOLIO OF INVESTMENTS –
USA MUTUALS/WAVEFRONT HEDGED EMERGING MARKETS FUND	34

SCHEDULE OF OPTIONS WRITTEN –
USA MUTUALS/WAVEFRONT HEDGED EMERGING MARKETS FUND	42

PORTFOLIO OF INVESTMENTS –
USA MUTUALS BEATING BETA FUND	43

STATEMENTS OF ASSETS AND LIABILITIES	48

STATEMENTS OF OPERATIONS	52

STATEMENTS OF CHANGES IN NET ASSETS	56

FINANCIAL HIGHLIGHTS	61

NOTES TO FINANCIAL STATEMENTS	78

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	104

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT
ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT	105

ADDITIONAL INFORMATION	112

LETTER TO SHAREHOLDERS

Dear Shareholder:

FINANCIAL CONDITIONS DURING FISCAL YEAR PERIOD
U.S. Markets: During the fiscal year ended March 31, 2016, the Federal Reserve increased the benchmark Federal Funds rate one time, shifting the bias from a highly accommodative monetary policy to one that could have a tightening bias (i.e., an environment where the Federal Reserve is more likely to raise interest rates). As of March 31, 2016, the balance sheet of the Federal Reserve had held steady at $4.48 trillion for the fiscal year period. The total debt issued by the U.S. Treasury reached $19.264 trillion (an increase of $1.112 trillion over the fiscal year). The Federal Reserve’s balance sheet has continued to support the U.S. equity markets, and the U.S. Government’s annual deficits are growing again. Economic growth has not benefitted from the historic Federal Reserve accommodation and epic government spending.

Emerging Markets: During the fiscal year ended March 31, 2016, Emerging Market equities (“EM”) experienced another difficult year, in sharp contrast to developed equity markets, as represented by the MSCI World Index.

The fiscal year began on a very positive note, with a near 20% surge in Chinese equities in April 2015, but that quickly reversed as economic growth concerns re-emerged. The quarter ended September 30, 2015 marked EM’s worst performance since the fourth quarter of 2008, losing almost -18%. No individual market was spared, with Greece down -35% on renewed debt fears, Latin America -25% on falling commodity prices, and Asia -17% on renewed fears of an economic slowdown and a surprise 3.5% devaluation in China’s currency.

Overriding everything was the general fear that the Federal Reserve would raise rates aggressively in 2016 and drain liquidity from EM. Many investors became increasingly fearful and sold out of their EM funds, booking tax losses, which exacerbated the downtrend and resulted in a heavily oversold market by December 31, 2015. A bottom seemed to form in early February 2016 as major global investment firms began highlighting the low valuations. Later in the first quarter of 2016, Federal Reserve Chairwoman Janet Yellen hinted at slower rate increases, and EM equities catapulted +13% in March to end the quarter up +5.7%.

HISTORICAL MARKET PERFORMANCE OF THE FUNDS
Barrier Fund: During the fiscal year ended March 31, 2016, the S&P 500 Index returned 1.78%. During the same period the Barrier Fund Investor Class was up 6.79%, the Barrier Fund Class A (without sales charge) was up 6.79% and the Barrier Fund Class C (without sales charge) was up 6.00%. The gaming sector for the second consecutive fiscal year underperformed the market. Macau gaming revenue, which represents 50% of the worldwide gaming revenue, began to show better monthly revenue results towards the end of the fiscal year. The Tobacco sector offset the weakness in gaming, and its performance contributed significantly to the outperformance of the Fund relative to the S&P 500 Index. During the course of the fiscal year, equity options were used to generate additional income for the Barrier Fund.

Generation Wave Growth Fund: The Generation Wave Growth Fund lost 12.86% over the fiscal year while the S&P 500 Index increased by 1.78%. A comparable index that represents multi-alternative strategies is the IQ Hedge Multi-Strategy Index, which was down 1.71% for the same period.  Short equity options were utilized in the Generation Wave Growth Fund as part of the multi-alternative strategy. The exposure to fixed assets and commodities (especially energy commodities) caused the differential with the comparable index. The IQ Hedge Multi-Strategy Index has a greater exposure to fixed income, an asset class that performed well, with interest rates continuing to be offered at generational lows.

Takeover Targets Fund: The Takeover Targets Fund’s inception date was May 5, 2015. From inception to March 31, 2016, the Fund’s Investor Class was down 11.10%, the Takeover Targets Fund Class A (without sales charge) was down 11.10%, and the Takeover Targets Fund Class C (without sales charge) was down 11.70%. The S&P Midcap 400 Index was down 2.14% during the same period. The Takeover Targets Fund has greater exposure to small, value firms, a group that as a whole saw weak performance over the period.

Beating Beta Fund: The Beating Beta Fund’s inception date was December 30, 2015. From inception to March 31, 2016, the Fund’s Investor Class was down 0.50%, the Beating Beta Fund Class A (without sales charge) was down 0.50%, and the Beating Beta Fund Class C (without sales charge) was down 0.70%. The S&P 500 Index was up 0.39% during the same period.  The Beating Beta Fund, as expected, tracked the performance of the S&P 500 Index closely.

WaveFront Hedged Emerging Markets Fund: During the fiscal year ended March 31, 2016, the MSCI Emerging Markets Total Return Index returned -12.03%. During the same period, the WaveFront Hedged Emerging Markets Fund Investor Class was down -7.63%.

The WaveFront Hedged Emerging Markets Fund’s equity portfolio significantly outperformed the benchmark index due to our “tilts” toward sectors with superior growth rates, such as Consumer Staples and Information Technology. Our exposure to mid and small cap stocks also contributed meaningfully to return. In addition, the Fund profited from a number of index events, most significantly MSCI’s addition of U.S. listed Chinese technology stocks to their MSCI China and MSCI Emerging Markets Total Return indexes.

Our options overlay contributed 2.88% to the Fund relative to the index. During the fiscal year, the overlay performed as expected: contributing significantly to active return, protecting the Fund on the downside and significantly reducing volatility for the Fund’s investors.

OUTLOOK
U.S. Markets: As the Federal Reserve begins to “normalize” interest rates, we believe the equity market will continue to exhibit periods of increased volatility. It is difficult to see a path to normal interest rates, unless economic growth can be inspired by private sector risk and reward. The U.S. Government has been on a spending spree based on cheap debt and has to find a path to a budget that can be balanced. Government policy has to encourage economic growth and not regulate away any new economic growth. We believe the equity and bond markets will gyrate as the next budget battle unfolds, producing opportunities that can potentially benefit from a well-diversified investment portfolio.

Emerging Markets: Despite the March rally, EM equities remain very cheap. The Shiller cyclically-adjusted PE ratio, which is generally applied to broad market indices, is a measure of market valuation that uses real earnings per share over a 10-year period, reducing the fluctuations in the traditional price to earnings ratio (PE ratio) caused by variation of profit margins over a business cycle. The Shiller 10 year cyclically-adjusted PE ratio pegs the MSCI Emerging Markets Total Return Index at nearly 40% below its long-term average, and a 50% discount to developed markets, despite superior growth rates. EM equities have historically delivered high rates of return from these valuation levels.

However, we do not expect the path to higher returns to be a smooth one. Many of the fears experienced during the past fiscal year are likely to resurface from time to time, such as China’s growth rate and debt levels, political and financial turmoil in Russia and Latin America, or Greece’s unsustainable finances. We believe option premiums are likely to remain high, and we remain an enthusiastic seller. There have been no material changes to the strategy since inception.

DISCLOSURES

Past performance does not guarantee future results.

Opinions expressed are those of USA Mutuals Advisors and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The statutory and summary prospectuses contain this and other important information about the investment company, and they may be obtained by contacting 866.264.8783 or going to www.usamutuals.com. Read it carefully before investing.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. For a complete list of Fund holdings, please see the Schedule of Investments in this report.

Mutual fund investing involves risk; principal loss is possible.

Considerations for the Barrier Fund:

The Fund will concentrate its net assets in industries that have significant barriers to entry, including the alcoholic beverages, tobacco, gaming and defense/aerospace industries. The Fund may be subject to the risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in smaller companies, which involve additional risks, such as limited liquidity and greater volatility. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit and management risks, and the risk that a position could not be closed when most advantageous. Investing in derivatives could result in losing more than the amount invested. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

Considerations for the Generation Wave Growth Fund:

The Generation Wave Growth Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in mid and small cap companies, which involve additional risks, such as limited liquidity and greater volatility. Because the Generation Wave Growth Fund may invest in third-party investment companies, including exchange-traded funds (“ETFs”), open-end mutual funds and other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in shares of funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. Please refer to the prospectuses for more information about the Fund, including risks, fees and expenses. Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell its shares. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management and the risk that a position could not be closed when most advantageous. Investing in derivatives could result in losing more than the amount invested.

Considerations for Takeover Targets Fund:

Investments in companies that the Advisor expects will be involved in a takeover event carry the risk that the expected event or transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Fund’s performance. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets. The Fund invests in smaller companies, which involve additional risks, such as limited liquidity and greater volatility. Convertible securities are subject to many of the same risks as regular fixed-income securities, including the risk that when market interest rates rise, the value of the convertible security falls, and in the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders. Fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk.

Considerations for the Beating Beta Fund:

Investments in strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments. Investments in foreign companies (sponsored ADRs) have less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards while unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer, and there is even less information publicly-available about unsponsored ADRs than sponsored ADRs.

Considerations for the WaveFront Hedged Emerging Markets Fund:

The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Emerging markets can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues. The Fund invests in small and mid-cap companies, which involve additional risks, such as limited liquidity and greater volatility. Investing in derivatives, specifically call and put options, for hedging purposes to reduce Fund volatility as well as direct investment, may subject the Fund to losses if the derivatives do not perform as expected. The Fund may seek to profit from the occurrence of specific corporate or other events and a delay in the timing of these events, or the failure of these events to occur at all, may have a significant negative effect on the Fund’s performance.

The MSCI World Index captures large and mid cap representation across 23 Developed Markets (DM) countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The IQ Hedge Multi-Strategy Index seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.

The S&P MidCap 400 Index is designed to measure the performance of 400 mid-sized companies in the U.S.

The MSCI China Indexes consist of a range of country, composite and non-domestic indexes for the Chinese market.

MSCI Emerging Markets Total Return Index is designed to measure equity market performance of emerging markets.

You cannot invest directly in an index.

Diversification does not assure a profit or protect against a loss in a declining market.

The USA Mutuals Funds are distributed by Quasar Distributors, LLC.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on  purchase payments (Class A and Class C shares only) and (2) ongoing costs, including advisory fees, distribution (12b-1) fees (Investor Class, Class A and Class C shares only) and other Fund expenses. If you purchase Class A shares of the Funds you will pay an initial maximum sales charge of up to 5.75% when you invest. A contingent deferred sales charge of 1.00% may be imposed on Class A share purchases of $1 million or more that are redeemed within 18 months of purchase. A 1.00% contingent deferred sales charge is imposed on Class C shares redeemed within twelve months of purchase. The Investor Class shares of the Funds and Institutional Class shares of the USA Mutuals Barrier Fund, USA Mutuals Takeover Targets Fund, USA Mutuals/WaveFront Hedged Emerging Markets Fund, and USA Mutuals Beating Beta Fund charge no sales load. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. Individual retirement accounts (“IRAs”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/15 – 3/31/16) for the USA Mutuals Barrier Fund, USA Mutuals Generation Wave Growth Fund, and USA Mutuals Takeover Targets Fund, for the period (10/2/15 – 3/31/16) for the USA Mutuals/WaveFront Hedged Emerging Markets Fund, and for the period (12/30/15 – 3/31/16) for the USA Mutuals Beating Beta Fund.

Actual Expenses

The first table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the respective line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the first table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The second table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	October 1, 2015 -	Annualized
	October 1, 2015	March 31, 2016	March 31, 2016	Expense Ratio
Based on Actual
Fund Returns
USA Mutuals Barrier Fund
Institutional Class*	$1,000.00	$1,130.00	$6.55	1.23%
Investor Class*	1,000.00	1,128.50	7.88	1.48
Class A*	1,000.00	1,128.30	7.87	1.48
Class C*	1,000.00	1,124.40	11.84	2.23
USA Mutuals Generation
Wave Growth Fund
Investor Class*	1,000.00	901.50	8.32	1.75
USA Mutuals Takeover
Targets Fund
Institutional Class*	1,000.00	996.60	6.24	1.25
Investor Class*	1,000.00	994.40	7.48	1.50
Class A*	1,000.00	994.40	7.48	1.50
Class C*	1,000.00	991.00	11.20	2.25

*	Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by 183/366 to reflect the one half year period.

EXPENSE EXAMPLE (Unaudited) (Continued)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	October 1, 2015 -	Annualized
	October 1, 2015	March 31, 2016	March 31, 2016	Expense Ratio
Based on Hypothetical
5% Yearly Returns
USA Mutuals Barrier Fund
Institutional Class*	$1,000.00	$1,018.85	$6.21	1.23%
Investor Class*	1,000.00	1,017.60	7.47	1.48
Class A*	1,000.00	1,017.60	7.47	1.48
Class C*	1,000.00	1,013.85	11.23	2.23
USA Mutuals Generation
Wave Growth Fund
Investor Class*	1,000.00	1,016.25	8.82	1.75
USA Mutuals Takeover
Targets Fund
Institutional Class*	1,000.00	1,018.75	6.31	1.25
Investor Class*	1,000.00	1,017.50	7.57	1.50
Class A*	1,000.00	1,017.50	7.57	1.50
Class C*	1,000.00	1,013.75	11.33	2.25

*	Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by 183/366 to reflect the one half year period.

			Paid During
	Beginning	Ending	Expenses Period
	Account Value	Account Value	October 2, 2015 -	Annualized
	October 2, 2015	March 31, 2016	March 31, 2016	Expense Ratio
Based on Actual
Fund Returns
USA Mutuals/WaveFront
Hedged Emerging
Markets Fund
Institutional Class*	$1,000.00	$1,037.60	$7.47	1.50%
Investor Class*	1,000.00	1,036.00	8.71	1.75
Class A*	1,000.00	1,036.30	8.71	1.75
Class C*	1,000.00	1,033.00	12.43	2.50

*	Expenses are equal to the Fund’s annualized expense ratio by class multiplied by the average account value over the period, multiplied by 182/366 to reflect the period.

EXPENSE EXAMPLE (Unaudited) (Continued)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	October 2, 2015 -	Annualized
	October 2, 2015	March 31, 2016	March 31, 2016	Expense Ratio
Based on Hypothetical
5% Yearly Returns
USA Mutuals/WaveFront
Hedged Emerging
Markets Fund
Institutional Class*	$1,000.00	$1,017.12	$7.40	1.50%
Investor Class*	1,000.00	1,015.89	8.63	1.75
Class A*	1,000.00	1,015.89	8.63	1.75
Class C*	1,000.00	1,012.23	12.30	2.50

*	Expenses are equal to the Fund’s annualized expense ratio by class multiplied by the average account value over the period, multiplied by 182/366 to reflect the period.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 30, 2015 -	Annualized
	December 30, 2015	March 31, 2016	March 31, 2016	Expense Ratio
Based on Actual
Fund Returns
USA Mutuals Beating
Beta Fund
Institutional Class*	$1,000.00	$996.00	$3.14	1.25%
Investor Class*	1,000.00	995.00	3.76	1.50
Class A*	1,000.00	995.00	3.76	1.50
Class C*	1,000.00	993.00	5.64	2.25

*	Expenses are equal to the Fund’s annualized expense ratio by class multiplied by the average account value over the period, multiplied by 93/366 to reflect the period.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 30, 2015 -	Annualized
	December 30, 2015	March 31, 2016	March 31, 2016	Expense Ratio
Based on Hypothetical
5% Yearly Returns
USA Mutuals Beating
Beta Fund
Institutional Class*	$1,000.00	$1,009.43	$3.16	1.25%
Investor Class*	1,000.00	1,008.80	3.79	1.50
Class A*	1,000.00	1,008.80	3.79	1.50
Class C*	1,000.00	1,006.91	5.68	2.25

*	Expenses are equal to the Fund’s annualized expense ratio by class multiplied by the average account value over the period, multiplied by 93/366 to reflect the period.

INVESTMENT HIGHLIGHTS (Unaudited)

Sector Breakdown % Total Investments

USA Mutuals Barrier Fund

USA Mutuals Generation Wave Growth Fund

USA Mutuals Takeover Targets Fund

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

Country Breakdown % Total Investments

USA Mutuals/WaveFront Hedged Emerging Markets Fund

Sector Breakdown % Total Investments

USA Mutuals/WaveFront Hedged Emerging Markets Fund

USA Mutuals Beating Beta Fund

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

	Total Returns as of March 31, 2016*
				Average Annual
	Inception	Six	One	Three	Five	Ten	Since
	Date	Months	Year	Years	Years	Years	Inception
USA Mutuals Barrier Fund
Institutional Class	4/1/14	13.00%	7.07%	—	—	—	3.02%
Investor Class	8/30/02	12.85%	6.79%	9.30%	12.35%	6.97%	9.93%
Class A (with
sales charge)*	12/8/11	6.34%	0.63%	7.16%	—	—	12.58%
Class A (without
sales charge)*	12/8/11	12.83%	6.79%	9.29%	—	—	14.14%
Class C (with
sales charge)*	12/8/11	11.44%	5.00%	8.47%	—	—	13.31%
Class C (without
sales charge)*	12/8/11	12.44%	6.00%	8.47%	—	—	13.31%
S&P 500 Index		8.49%	1.78%	11.82%	11.58%	7.01%	6.75	%(1)
							8.34	%(2)
							15.04	%(3)

(1)	Return as of 4/1/2014 (Institutional Class inception).
(2)	Return as of 8/30/2002 (Investor Class inception).
(3)	Return as of 12/8/2011 (Class A and Class C inception).

USA Mutuals Generation Wave Growth Fund
Investor Class	6/21/01	-9.85%	-12.86%	-4.57%	-1.71%	-1.03%	1.03%
S&P 500 Index		8.49%	1.78%	11.82%	11.58%	7.01%	5.60%
IQ Hedge Multi-
Strategy Index**		1.25%	-1.71%	3.13%	3.20%	N/A ***	N/A ***

			Cumulative
	Inception	Six	Since
	Date	Months	Inception
USA Mutuals Takeover Targets Fund
Institutional Class	5/5/15	-0.34%	-10.90%
Investor Class	5/5/15	-0.56%	-11.10%
Class A (with sales charge)*	5/5/15	-6.32%	-16.21%
Class A (without sales charge)*	5/5/15	-0.56%	-11.10%
Class C (with sales charge)*	5/5/15	-1.90%	-12.70%
Class C (without sales charge)*	5/5/15	-0.90%	-11.70%
S&P Midcap 400 Index		6.49%	-2.14%
S&P 500 Index		8.49%	0.62%

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

			Cumulative
	Inception	Three	Since
	Date(1)	Months	Inception
USA Mutuals/WaveFront Hedged Emerging Markets Fund
Institutional Class	6/1/13	0.39%	0.50%(2)
Investor Class	10/2/15	0.19%	3.60%
Class A (with sales charge)*	10/2/15	-5.51%	-2.33%
Class A (without sales charge)*	10/2/15	0.29%	3.63%
Class C (with sales charge)*	10/2/15	-0.90%	2.30%
Class C (without sales charge)*	10/2/15	0.10%	3.30%
MSCI Emerging Markets Index		5.71%	4.81%
			-4.14%(3)

Simultaneous with the commencement of the Fund’s investment operations on October 2, 2015, the WaveFront Emerging Markets Fund, L.P., a limited partnership managed by WaveFront Capital Management, L.P.  (the “Predecessor Partnership”), converted into the Institutional Class shares of the Fund by contributing all of its assets to the Fund in exchange for Institutional Class shares of the Fund.  Therefore, net asset value (“NAV”) based returns prior to October 2, 2015 are those of the Predecessor Partnership.  The Fund assumed the NAV and performance history of the Predecessor Partnership.

(1)	Inception date of the Predecessor Partnership was June 1, 2013.
(2)	Return is annualized.
(3)	Return as of 6/1/2013 (Institutional Class inception).

			Cumulative
	Inception	Three	Since
	Date	Months	Inception
USA Mutuals Beating Beta Fund
Institutional Class	12/30/15	0.71%	-0.40%
Investor Class	12/30/15	0.61%	-0.50%
Class A (with sales charge)*	12/30/15	-5.15%	-6.22%
Class A (without sales charge)*	12/30/15	0.61%	-0.50%
Class C (with sales charge)*	12/30/15	-0.60%	-1.70%
Class C (without sales charge)*	12/30/15	0.40%	-0.70%
S&P 500 Index		1.35%	0.39%

*
With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A and the applicable contingent deferred sales charge for Class A and Class C. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would be reduced.

**	Returns for the IQ Hedge Multi-Strategy Index do not reflect the reinvestment of dividends.
***	The IQ Hedge Multi-Strategy Index’s inception was October 31, 2007.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of a Fund may be lower or higher than the performance quoted. In the absence of the existing fee waivers, the total return would be reduced. Performance data current to the most recent month end may be obtained by calling 1-866-264-8783.

The returns shown in the table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The IQ Hedge Multi-Strategy Index seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets. The S&P Midcap 400 Index is designed to measure the performance of 400 mid-sized companies in the U.S., reflecting this market segment’s distinctive risk and return characteristics. The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. You cannot invest directly in an index.

The USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund imposed a 1.00% redemption fee on shares held less than 60 days for the period April 1, 2015 through July 28, 2015. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

USA Mutuals Barrier Fund – Institutional Class

This chart assumes an initial gross investment of $10,000 made on April 1, 2014 (the commencement of operations).

Hypothetical Comparison of Change in Value of $10,000 Investment

USA Mutuals Barrier Fund – Investor Class

This chart assumes an initial gross investment of $10,000 made on March 31, 2006.

Hypothetical Comparison of Change in Value of $10,000 Investment

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

USA Mutuals Barrier Fund – Class A and Class C

This chart assumes an initial gross investment of $10,000 made on December 8, 2011 (the commencement of operations).

Hypothetical Comparison of Change in Value of $10,000 Investment

*	Assumes the deduction of the current maximum initial sales charge of 5.75% for Class A and the applicable contingent deferred sales charge for Class A and Class C.

USA Mutuals Generation Wave Growth Fund

This chart assumes an initial gross investment of $10,000 made on March 31, 2006.

Hypothetical Comparison of Change in Value of $10,000 Investment

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

USA Mutuals Takeover Targets Fund

This chart assumes an initial gross investment of $10,000 made on May 5, 2015 (the commencement of operations).

Hypothetical Comparison of Change in Value of $10,000 Investment

*	Assumes the deduction of the current maximum initial sales charge of 5.75% for Class A and the applicable contingent deferred sales charge for Class A and Class C.

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

USA Mutuals/WaveFront Hedged Emerging Markets Fund –
Investor Class, Class A and Class C

This chart assumes an initial gross investment of $10,000 made on October 2, 2015 (the commencement of operations) for Investor Class, Class A and Class C shares.

Hypothetical Comparison of Change in Value of $10,000 Investment

*	Assumes the deduction of the current maximum initial sales charge of 5.75% for Class A and the applicable contingent deferred sales charge for Class A and Class C.

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

USA Mutuals/WaveFront Hedged Emerging Markets Fund – Institutional Class

This chart assumes an initial gross investment of $10,000 made on June 1, 2013 (the commencement of operations of the Predecessor Partnership) for Institutional Class shares.  Simultaneous with the commencement of the Fund’s investment operations on October 2, 2015, the Predecessor Partnership converted into the Institutional Class shares of the Fund by contributing all of its assets to the Fund in exchange for Institutional Class shares of the Fund.    Since the Fund did not commence operations until October 2, 2015, net asset value based returns prior to that date are those of the Predecessor Partnership.  The Fund assumed the NAV and performance history of the Predecessor Partnership.

Hypothetical Comparison of Change in Value of $10,000 Investment

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

USA Mutuals Beating Beta Fund

This chart assumes an initial gross investment of $10,000 made on December 30, 2015 (commencement of operations).

Hypothetical Comparison of Change in Value of $10,000 Investment

*	Assumes the deduction of the current maximum initial sales charge of 5.75% for Class A and the applicable contingent deferred sales charge for Class A and Class C.

PORTFOLIO OF INVESTMENTS

USA Mutuals Barrier Fund
March 31, 2016

COMMON STOCKS 93.3%	Shares	Value
Aerospace & Defense 22.4%
The Boeing Co.(c)	40,000	$5,077,600
General Dynamics Corp.(c)	50,000	6,568,500
Honeywell International Inc.(c)	55,000	6,162,750
L-3 Communications Holdings, Inc.	30,000	3,555,000
Lockheed Martin Corp.(c)	25,300	5,603,950
Northrop Grumman Corp.(c)	30,000	5,937,000
Raytheon Co.(c)	60,000	7,357,800
Rolls-Royce Holdings PLC(a)(b)	97,999	959,919
Smith & Wesson Holding Corp.(a)	45,000	1,197,900
Sturm, Ruger & Co., Inc.	15,500	1,059,890
United Technologies Corp.(c)	65,300	6,536,530
		50,016,839

Alcoholic Beverages 19.6%
AMBEV SA - ADR(b)(c)	300,000	1,554,000
Anheuser-Busch InBev SA/NV(b)	35,000	4,351,054
The Boston Beer Co., Inc.(a)	10,000	1,850,700
Brown-Forman Corp. - Class B	50,000	4,923,500
Carlsberg A/S(b)	33,000	3,144,537
Constellation Brands, Inc. - Class A(c)	37,000	5,590,330
Diageo PLC - ADR(b)	55,000	5,932,850
Hawaii Sea Spirits LLC - Class C(a)(e)(f)(h)	250,000	25,000
Heineken N.V.(b)	60,000	5,438,036
Molson Coors Brewing Co. - Class B(c)	50,000	4,809,000
Pernod Ricard S.A.(b)	15,000	1,672,716
SABMiller PLC(b)	70,000	4,278,861
		43,570,584

Casinos, Gambling & Lotteries 27.9%
Boyd Gaming Corp.(a)(c)	119,300	2,464,738
Caesars Acquisition Co.(a)	78,200	478,584
Caesars Entertainment Corp.(a)(c)	200,000	1,360,000
Churchill Downs Inc.	23,000	3,401,240
Galaxy Entertainment Group Ltd.(b)	1,300,000	4,876,665
Gaming and Leisure Properties, Inc.	75,967	2,348,900
International Game Technology(b)	31,232	569,984
Ladbrokes PLC(b)	669,931	1,122,870

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Barrier Fund
March 31, 2016

COMMON STOCKS 93.3% (Continued)	Shares	Value
Casinos, Gambling & Lotteries 27.9% (Continued)
Las Vegas Sands Corp.(c)	191,220	$9,882,250
Melco Crown Entertainment Ltd. - ADR(b)(c)	325,000	5,365,750
MGM China Holdings Ltd.(b)	600,000	917,324
MGM Resorts International(a)(c)	500,000	10,720,000
Penn National Gaming, Inc.(a)	58,000	968,020
Sands China Ltd.(b)	724,800	2,952,513
SJM Holdings Ltd.(b)	750,000	535,621
William Hill PLC(b)	322,640	1,515,286
Wynn Macau, Ltd.(b)	874,600	1,352,936
Wynn Resorts, Ltd.(c)	122,500	11,445,175
		62,277,856

Tobacco Manufacturing 23.4%
Altria Group, Inc.(c)	189,300	11,861,538
British American Tobacco PLC - ADR(b)	37,500	4,384,125
Imperial Tobacco Group PLC(b)	189,540	10,516,086
Philip Morris International Inc.(c)	130,000	12,754,300
Reynolds American Inc.(c)	250,000	12,577,500
Universal Corp.	500	28,405
		52,121,954
Total Common Stocks (Cost $153,429,760)		207,987,233

PREFERRED STOCKS 2.9%
Alcoholic Beverages 2.9%
Hawaii Sea Spirits LLC - Class C(a)(e)(f)(h)	250,000	4,975,000
Zodiac Spirits, LLC - Class A(a)(e)(f)(g)(h)	5,000	1,500,000
Total Preferred Stocks (Cost $9,975,000)		6,475,000

	Principal
CORPORATE BOND 0.3%	Amount
Tobacco Manufacturing 0.3%
Bio Soil Enhancers, Inc.(e)(f)(h)
Maturity Date 11/24/2020, Coupon Rate 12.000%	$1,500,000	750,000
Total Corporate Bond (Cost $1,500,000)		750,000

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Barrier Fund
March 31, 2016

PURCHASED PUT OPTION 0.2%	Contracts	Value
SPDR S&P 500 ETF Trust(a)
Expiration: June 2016, Exercise Price: $204.00	1,000	$509,000
Total Purchased Put Option (Cost $636,314)		509,000

WARRANTS 0.0%	Shares
Bio Soil Enhancers, Inc.(a)(e)(f)(h)	150,000	750
Total Warrants (Cost $0)		750

SHORT-TERM INVESTMENT 1.7%
Investment Company 1.7%
Fidelity Institutional Money Market Portfolio - Class I, 0.35%(d)	3,752,007	3,752,007
Total Short-Term Investment (Cost $3,752,007)		3,752,007
Total Investments (Cost $169,293,081) 98.4%		219,473,990
Other Assets in Excess of Liabilities 1.6%		3,589,927
TOTAL NET ASSETS 100.0%		$223,063,917

(a)	Non-Income Producing.
(b)	Foreign Issued Security.
(c)	All or a portion of the investment is designated by the Fund as collateral for written options. As of March 31, 2016 the fair value of collateral is $72,515,284.
(d)	This security has a fluctuating yield. The yield listed is the 7-day yield as of March 31, 2016.
(e)
Illiquid security; fair value is determined by the Valuation Committee as delegated by the USA Mutuals Board of Trustees. At March 31, 2016, the value of these securities total $7,250,750 which represents 3.25% of total net assets.

(f)	Private Placement.
(g)	Affiliated Issuer. See Note 3.
(h)	Level 3 Security. See Note 2.
ADR – American Depositary Receipt.
PLC – Public Limited Company.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN

USA Mutuals Barrier Fund
March 31, 2016

WRITTEN CALL OPTIONS 1.2%	Contracts	Value
Altria Group, Inc.:
Expiration: June, 2016, Exercise Price: $62.50	1,493	$268,740
AMBEV SA - ADR:
Expiration: May, 2016, Exercise Price: $5.00	1,000	45,000
The Boeing Co.:
Expiration: April, 2016, Exercise Price: $125.00	200	72,000
Boyd Gaming Corp.:
Expiration: June, 2016, Exercise Price: $20.00	800	153,600
Caesars Entertainment Corp.:
Expiration: June, 2016, Exercise Price: $7.00	1,000	107,500
Expiration: June, 2016, Exercise Price: $8.00	69	5,175
Constellation Brands, Inc. - Class A:
Expiration: April, 2016, Exercise Price: $145.00	120	94,440
Expiration: April, 2016, Exercise Price: $155.00	150	27,000
General Dynamics Corp.:
Expiration: May, 2016, Exercise Price: $145.00	100	1,750
Honeywell International Inc.:
Expiration: June, 2016, Exercise Price: $110.00	100	48,000
Las Vegas Sands Corp.:
Expiration: April, 2016, Exercise Price: $45.00	2	1,395
Expiration: May, 2016, Exercise Price: $55.00	1,050	130,200
Lockheed Martin Corp.:
Expiration: June, 2016, Exercise Price: $220.00	100	74,700
Melco Crown Entertainment Ltd. - ADR:
Expiration: April, 2016, Exercise Price: $15.00	250	56,875
Expiration: April, 2016, Exercise Price: $16.00	1,000	140,000
Expiration: July, 2016, Exercise Price: $18.00	1,500	157,500
MGM Resorts International:
Expiration: April, 2016, Exercise Price: $22.00	750	27,750
Expiration: May, 2016, Exercise Price: $22.00	390	36,270
Expiration: May, 2016, Exercise Price: $23.00	500	27,000
Expiration: June, 2016, Exercise Price: $23.00	750	56,250
Molson Coors Brewing Co. - Class B:
Expiration: April, 2016, Exercise Price: $95.00	150	38,550
Northrop Grumman Corp.:
Expiration: May, 2016, Exercise Price: $195.00	100	74,000
Philip Morris International Inc.:
Expiration: June, 2016, Exercise Price: $97.50	350	112,000
Expiration: June, 2016, Exercise Price: $100.00	500	98,000

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN (Continued)

USA Mutuals Barrier Fund
March 31, 2016

WRITTEN CALL OPTIONS 1.2% (Continued)	Contracts	Value

Raytheon Co.:
Expiration: May, 2016, Exercise Price: $130.00	100	$6,100
Reynolds American Inc.:
Expiration: May, 2016, Exercise Price: $50.00	1,000	173,000
Expiration: May, 2016, Exercise Price: $52.50	1,000	60,000
United Technologies Corp.:
Expiration: April, 2016, Exercise Price: $105.00	150	1,050
Wynn Resorts, Ltd.:
Expiration: April, 2016, Exercise Price: $80.00	200	266,000
Expiration: April, 2016, Exercise Price: $95.00	200	59,000
Expiration: June, 2016, Exercise Price: $95.00	100	72,500
Expiration: June, 2016, Exercise Price: $100.00	500	260,000
Total Written Call Options (Premiums received $2,697,970)		$2,751,345

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS

USA Mutuals Generation Wave Growth Fund
March 31, 2016

COMMON STOCKS 53.4%	Shares	Value
Accommodation & Food Services 5.8%
MGM Resorts International(a)(c)	20,000	$428,800
		428,800
Finance and Insurance 4.2%
American Express Co.(c)	5,000	307,000
		307,000
Information 7.9%
AT&T Inc.	8,000	313,360
Verizon Communications Inc.(c)	5,000	270,400
		583,760
Manufacturing 23.7%
AMBEV SA - ADR(b)(c)	10,000	51,800
Chevron Corp.(c)	4,000	381,600
Harley-Davidson, Inc.(c)	10,000	513,300
Pfizer Inc.(c)	10,000	296,400
Reynolds American Inc.(c)	10,000	503,100
		1,746,200
Mining, Quarrying and Oil & Gas Extraction 10.1%
Agnico Eagle Mines Ltd.(b)	5,000	180,800
Barrick Gold Corp.(b)(c)	15,000	203,700
EXCO Resources, Inc.(a)	30,000	29,673
Goldcorp, Inc.(b)(c)	20,000	324,600
Peabody Energy Corp.(a)	1,666	3,865
		742,638
Professional, Scientific, and Technical Services 1.7%
McDermott International, Inc.(a)(b)	30,000	122,700
		122,700
Total Common Stocks (Cost $4,401,657)		3,931,098

EXCHANGE TRADED FUNDS 18.4%
ETFS Gold Trust(a)	3,000	360,030
PIMCO Total Return Exchange-Traded Fund	3,000	316,410
PowerShares Fundamental High Yield Corporate Bond Portfolio	15,000	267,000
PowerShares Senior Loan Portfolio	10,000	227,000
ProShares Short 20+ Year Treasury(a)	8,000	181,200
Total Exchange Traded Funds (Cost $1,466,163)		1,351,640

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Generation Wave Growth Fund
March 31, 2016

EXCHANGE TRADED NOTES 8.5%	Shares	Value
ELEMENTS Linked to Rogers International Commodity Index(a)(b)	45,000	$280,350
iPath Bloomberg Commodity Index Total Return(a)(b)	9,000	193,500
iPath S&P GSCI Crude Oil Total Return Index ETN(a)(b)	29,405	150,554
Total Exchange Traded Notes (Cost $1,369,763)		624,404

LIMITED PARTNERSHIP 4.1%
United States Natural Gas Fund, LP(a)(c)	45,000	299,700
Total Limited Partnership (Cost $891,631)		299,700

PURCHASED PUT OPTION 2.1%	Contracts
SPDR S&P 500 ETF Trust(a)
Expiration: June 2016, Exercise Price: $204.00	300	152,700
Total Purchased Put Option (Cost $192,012)		152,700

SECTOR FUND 1.3%	Shares
Market Vectors Gold Miners ETF	5,000	99,900
Total Sector Fund (Cost $129,241)		99,900

SHORT-TERM INVESTMENTS 19.4%
Investment Companies 19.4%
Fidelity Institutional Money Market
Government Portfolio - Class I, 0.23%(d)	54,946	54,946
Fidelity Institutional Money Market Portfolio - Class I, 0.35%(d)	343,000	343,000
First American Prime Obligations Fund, 0.31%(d)	343,000	343,000
STIT - Liquid Assets Portfolio, 0.46%(d)	343,000	343,000
STIT - STIC Prime Portfolio, 0.35%(d)	343,000	343,000
Total Short-Term Investments (Cost $1,426,946)		1,426,946
Total Investments (Cost $9,877,413) 107.2%		7,886,388
Liabilities in Excess of Other Assets (7.2)%		(531,779)
TOTAL NET ASSETS 100.0%		$7,354,609

(a)	Non-Income Producing.
(b)	Foreign Issued Security.
(c)	All or a portion of the investment is designated by the Fund as collateral for written options. As of March 31, 2016 the fair value of collateral is $3,316,900.
(d)	This security has a fluctuating yield. The yield listed is the 7-day yield as of March 31, 2016.
ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN

USA Mutuals Generation Wave Growth Fund
March 31, 2016

WRITTEN CALL OPTIONS 3.3%	Contracts	Value
AMBEV SA - ADR:
Expiration: April, 2016, Exercise Price: $5.00	100	$3,000
American Express Co.:
Expiration: May, 2016, Exercise Price: $62.50	50	7,150
Barrick Gold Corp.:
Expiration: April, 2016, Exercise Price: $13.00	100	6,500
Chevron Corp.:
Expiration: May, 2016, Exercise Price: $100.00	40	4,280
Goldcorp, Inc.:
Expiration: April, 2016, Exercise Price: $17.00	100	3,400
Harley-Davidson, Inc.:
Expiration: May, 2016, Exercise Price: $42.50	100	94,250
MGM Resorts International:
Expiration: April, 2016, Exercise Price: $18.00	200	71,000
Pfizer Inc.:
Expiration: May, 2016, Exercise Price: $31.00	100	2,400
Reynolds American Inc.:
Expiration: May, 2016, Exercise Price: $47.50	100	34,700
United States Natural Gas Fund, LP:
Expiration: May, 2016, Exercise Price: $7.00	200	5,600
Expiration: July, 2016, Exercise Price: $7.00	200	9,400
Verizon Communications Inc.:
Expiration: June, 2016, Exercise Price: $55.00	50	3,750
Total Written Call Options (Premiums received $125,419)		$245,430

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS

USA Mutuals Takeover Targets Fund
March 31, 2016

COMMON STOCKS 97.0%	Shares	Value
Accommodation & Food Services 1.9%
Isle of Capri Casinos, Inc.(a)	177	$2,478
Luby’s, Inc.(a)	345	1,673
		4,151
Administrative and Support and Waste
Management and Remediation Services 5.8%
CBIZ, Inc.(a)	306	3,088
Cross Country Healthcare, Inc.(a)	196	2,279
Landauer, Inc.	118	3,902
Liquidity Services, Inc.(a)	290	1,502
TRC Companies, Inc.(a)	294	2,132
		12,903
Arts, Entertainment & Recreation 0.8%
Canterbury Park Holding Corp.	176	1,823
		1,823
Construction 0.9%
LGI Homes, Inc.(a)	80	1,937
		1,937
Consumer Staples 3.1%
Natural Alternatives International, Inc.(a)	516	6,982
		6,982
Finance and Insurance 10.5%
Altisource Portfolio Solutions SA(a)(b)	171	4,130
Calamos Asset Management, Inc. - Class A	205	1,740
Farmers Capital Bank Corp.	89	2,351
Federal Agricultural Mortgage Corp. - Class C	53	2,000
Fox Chase Bancorp Inc	124	2,396
Pzena Investment Management Inc. - Class A	212	1,601
QCR Holdings, Inc.	110	2,623
Regional Management Corp.(a)	140	2,395
Territorial Bancorp, Inc.	80	2,085
Viad Corp.	73	2,129
		23,450

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Takeover Targets Fund
March 31, 2016

COMMON STOCKS 97.0% (Continued)	Shares	Value
Health Care and Social Assistance 2.1%
Diversicare Healthcare Services Inc	108	$921
PharMerica Corp.(a)	60	1,327
Vocera Communications Inc.(a)	198	2,524
		4,772
Information 6.5%
EarthLink Holdings Corp.	533	3,022
General Communication, Inc. - Class A(a)	165	3,023
Hawaiian Telcom Holdco Inc(a)	80	1,884
Sigma Designs, Inc.(a)	453	3,081
Sizmek Inc.(a)	346	1,003
WebMD Health Corp.(a)	41	2,568
		14,581
Management of Companies and Enterprises 3.0%
Charter Financial Corp.	204	2,754
NV5 Holdings Inc.(a)	147	3,944
		6,698
Manufacturing 34.0%
Alpha & Omega Semiconductor Ltd.(a)(b)	387	4,586
Applied Optoelectronics Inc.(a)	110	1,640
Bel Fuse Inc. - Class B	165	2,409
Communications Systems, Inc.	299	2,198
Continental Materials Corp.(a)	195	2,338
Cumberland Pharmaceuticals Inc.(a)	738	3,314
Digi International Inc.(a)	210	1,980
Espey Manufacturing & Electronics Corp.	125	3,075
ImmuCell Corp.(a)	471	3,212
InnerWorkings, Inc.(a)	228	1,812
IXYS Corp.	262	2,940
JAKKS Pacific, Inc.(a)	306	2,277
John B. Sanfilippo & Son, Inc.	60	4,145
Key Tronic Corp.(a)	286	2,045
Kimball International, Inc. - Class B	190	2,156
NeoPhotonics Corp.(a)	480	6,739
Nutraceutical International Corp.(a)	94	2,289
Omega Protein Corp.(a)	90	1,525
The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Takeover Targets Fund
March 31, 2016

COMMON STOCKS 97.0% (Continued)	Shares	Value
Manufacturing 34.0% (Continued)
Outerwall Inc.	36	$1,332
Photronics, Inc.(a)	125	1,301
Renewable Energy Group Inc.(a)	239	2,256
R.R. Donnelley & Sons Co.	138	2,263
Seneca Foods Corp. - Class A(a)	104	3,613
Servotronics, Inc.(d)	387	2,870
Span-America Medical Systems, Inc.	88	1,673
Stoneridge, Inc.(a)	222	3,232
TETRA Technologies, Inc.(a)	260	1,651
TransAct Technologies Inc.	363	2,955
Vishay Precision Group Inc.(a)	133	1,863
		75,689
Materials 1.5%
Olympic Steel, Inc.	192	3,324
		3,324
Mining, Quarrying and Oil & Gas Extraction 2.1%
Northern Oil and Gas, Inc.(a)	520	2,075
Panhandle Oil & Gas, Inc. - Class A	147	2,544
		4,619
Other Services (except Public Administration) 1.2%
Ecology and Environment, Inc. - Class A	256	2,570
		2,570
Professional, Scientific, and Technical Services 9.8%
Booz Allen Hamilton Holding Corp.	94	2,846
Concurrent Computer Corp.	566	3,339
CSP Inc.	555	3,330
Hackett Group, Inc.	189	2,858
Heidrick & Struggles International, Inc.	144	3,413
Monster Worldwide, Inc.(a)	439	1,431
Navigant Consulting, Inc.(a)	158	2,498
VSE Corp.	30	2,037
		21,752

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Takeover Targets Fund
March 31, 2016

COMMON STOCKS 97.0% (Continued)	Shares	Value
Retail Trade 9.8%
Big 5 Sporting Goods Corp.	177	$1,966
The Bon-Ton Stores, Inc.	1,171	2,658
Cash America International, Inc.	116	4,482
Ingles Markets, Inc. - Class A	53	1,987
PCM Inc.(a)	330	2,647
Titan Machinery, Inc.(a)	282	3,260
Village Super Market Inc. - Class A	105	2,537
West Marine, Inc.(a)	263	2,391
		21,928
Utilities 3.0%
Artesian Resources Corp. - Class A	133	3,719
Consolidated Water Co., Ltd.(b)	242	2,945
		6,664
Wholesale Trade 1.0%
Schnitzer Steel Industries, Inc. - Class A	122	2,250
		2,250
Total Common Stocks (Cost $225,684)		216,093

SHORT-TERM INVESTMENT 2.5%
Investment Company 2.5%
Fidelity Institutional Money Market Portfolio - Class I, 0.35%(c)	5,570	5,570
Total Short-Term Investment (Cost $5,570)		5,570
Total Investments (Cost $231,254) 99.5%		221,663
Other Assets in Excess of Liabilities 0.5%		1,215
TOTAL NET ASSETS 100.0%		$222,878

(a)	Non-Income Producing.
(b)	Foreign Issued Security.
(c)	This security has a fluctuating yield. The yield listed is the 7-day yield as of March 31, 2016.
(d)	Level 2 Security. See Note 2.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS

USA Mutuals/WaveFront Hedged Emerging Markets Fund
March 31, 2016

COMMON STOCKS 92.8%	Sector	Shares	Value
Australia 0.2%
MMG Ltd.(a)	Mining, Quarrying and
	Oil & Gas Extraction	36,000	$8,029
			8,029
Brazil 3.4%
AMBEV SA - ADR(d)	Manufacturing	10,300	53,354
Banco Santander (Brasil) S.A. - ADR(d)	Finance and Insurance	4,800	22,320
BRF SA - ADR(d)	Manufacturing	400	5,688
Cia de Saneamento Basico do Estado
de Sao Paulo (SABESP) - ADR(d)	Utilities	1,200	7,920
Cielo SA - ADR(d)	Finance and Insurance	600	5,778
Embraer SA - ADR(d)	Manufacturing	300	7,908
Gafisa S.A. - ADR(d)	Real Estate and
	Rental & Leasing	4,300	6,106
Petroleo Brasileiro S.A. - ADR(a)(d)	Mining, Quarrying and
	Oil & Gas Extraction	3,300	19,272
			128,346
Chile 3.2%
Banco Santander Chile - ADR(d)	Finance and Insurance	1,200	23,220
Cencosud SA - ADR(d)	Retail Trade	2,700	20,736
Compania Cervecerias Unidas S.A. - ADR(d)	Manufacturing	400	8,980
Embotelladora Andina S.A. - ADR(d)	Manufacturing	800	15,256
Enersis Americas SA - ADR(d)	Utilities	1,300	18,070
Latam Airlines Group S.A. - ADR(a)(d)	Transportation
	and Warehousing	4,800	33,600
			119,862
China 22.4%
3SBio, Inc.(a)	Manufacturing	10,500	14,158
Anta Sports Products Ltd.	Manufacturing	3,000	6,605
Baidu, Inc. - ADR(a)(d)	Professional, Scientific,
	and Technical Services	45	8,590
Bank of China Ltd.	Finance and Insurance	294,000	122,036
Bank of Communications Co. Ltd.	Finance and Insurance	116,000	76,263
Beijing Jingneng Clean Energy Co, Ltd.	Utilities	20,000	6,394
Belle International Holdings Ltd.	Retail Trade	76,000	43,989
China Communications Construction Co. Ltd.	Construction	12,000	14,340
China Galaxy Securities Co.	Finance and Insurance	30,000	29,198

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals/WaveFront Hedged Emerging Markets Fund
March 31, 2016

COMMON STOCKS 92.8% (Continued)	Sector	Shares	Value
China 22.4% (Continued)
China Life Insurance Co., Ltd. - ADR(d)	Finance and Insurance	1,390	$17,083
China Mengniu Dairy Co. Ltd.	Manufacturing	4,000	6,363
China Petroleum and
Chemical Corp. (Sinopec) - ADR(d)	Manufacturing	900	58,635
China Railway Group Ltd.	Construction	9,000	6,833
China Reinsurance (Group) Corp.	Finance and Insurance	54,000	14,479
China Southern Airlines Co. Ltd. - ADR(d)	Transportation
	and Warehousing	1,500	46,860
China Yurun Food Group Ltd.(a)	Wholesale Trade	236,000	38,028
CNOOC Ltd. - ADR(d)	Mining, Quarrying and
	Oil & Gas Extraction	50	5,853
Dongfeng Motor Group Co. Ltd.	Manufacturing	20,000	24,957
E-Commerce China
Dangdang, Inc. - ADR(a)(d)	Retail Trade	900	6,417
GF Securities Co Ltd.(a)	Finance and Insurance	2,900	7,073
GOME Electrical Appliances Holding Ltd.	Retail Trade	75,000	10,829
Guangzhou Automobile Group Co., Ltd.	Manufacturing	36,000	37,451
Industrial and Commercial Bank of China Ltd.	Finance and Insurance	26,000	14,546
Inner Mongolia Yitai Coal Co., Ltd.	Mining, Quarrying and
	Oil & Gas Extraction	11,100	8,691
Lao Feng Xiang Co., Ltd.	Retail Trade	1,500	5,810
Luye Pharma Group Ltd.(a)	Information	8,500	6,574
NetEase, Inc. - ADR(d)	Information	50	7,179
PetroChina Co. Ltd. - ADR(d)	Mining, Quarrying and
	Oil & Gas Extraction	500	33,150
Shanghai Jinjiang International	Accommodation &
Hotels Development Co., Ltd.	Food Services	3,700	11,311
Shanghai Lujiazui Finance &	Real Estate and
Trade Zone Development Co., Ltd.	Rental & Leasing	3,800	12,677
Shanghai Pharmaceuticals Holding Co., Ltd.	Transportation
	and Warehousing	28,900	57,075
Sihuan Pharmaceutical Holdings Group Ltd.	Manufacturing	40,000	11,447
Sino-Ocean Land Holdings Ltd.	Real Estate and
	Rental & Leasing	27,500	13,010
Sinopharm Group Co. Ltd.	Transportation
	and Warehousing	1,200	5,422

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals/WaveFront Hedged Emerging Markets Fund
March 31, 2016

COMMON STOCKS 92.8% (Continued)	Sector	Shares	Value
China 22.4% (Continued)
SouFun Holdings Ltd. - ADR(a)(d)	Information	1,200	$7,188
Trina Solar Ltd. - ADR(a)(d)	Manufacturing	900	8,946
Yangzijiang Shipbuilding Holdings Ltd.	Transportation
	and Warehousing	45,100	32,791
			838,251
Cyprus 1.2%
Globaltrans Investment PLC - GDR(a)	Transportation
	and Warehousing	10,630	45,975
			45,975
Egypt 0.1%
Commercial International	Finance and
Bank Egypt SAE (CIB) - GDR	Insurance	1,625	5,769
			5,769
Hong Kong 2.4%
China Foods Ltd.	Manufacturing	20,000	8,482
China High Speed Transmission
Equipment Group Co., Ltd.(a)	Manufacturing	8,000	6,662
China Mobile Ltd. - ADR(d)	Information	100	5,545
CITIC Ltd.	Finance and Insurance	5,000	7,606
Digital China Holdings Ltd.	Information	5,000	6,678
Far East Horizon Ltd.	Finance and Insurance	11,000	8,480
Hua Han Health Industry Holdings Ltd.	Management of
	Companies and
	Enterprises	168,000	18,192
Kingboard Chemical Holdings Ltd.	Manufacturing	4,500	7,762
REXLot Holdings Ltd.	Arts, Entertainment
	& Recreation	100,000	5,672
The United Laboratories
International Holdings Ltd.(a)	Manufacturing	36,000	14,479
			89,558
India 9.5%
Axis Bank Ltd. - GDR	Finance and Insurance	400	13,540
Dr. Reddy’s Laboratories Ltd. - ADR(d)	Manufacturing	500	22,595
ICICI Bank Ltd. - ADR(d)	Finance and Insurance	9,500	68,020
Infosys Ltd. - ADR(d)	Professional, Scientific,
	and Technical Services	800	15,216

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals/WaveFront Hedged Emerging Markets Fund
March 31, 2016

COMMON STOCKS 92.8% (Continued)	Sector	Shares	Value
India 9.5% (Continued)
Larsen & Toubro Ltd. - GDR	Manufacturing	400	$7,220
Mahindra & Mahindra Ltd. - GDR	Manufacturing	1,270	22,796
Reliance Industries Ltd. - GDR
(Acquired 10/2/2015 and 10/9/2015,
Cost $30,702 and $5,481, respectively)(b)	Manufacturing	1,390	42,604
Tata Motors Ltd. - ADR(a)(d)	Manufacturing	800	23,240
Wipro Ltd. - ADR(d)	Professional, Scientific,
	and Technical Services	9,900	124,542
WNS (Holdings) Ltd. - ADR(a)(d)	Administrative and
	Support and Waste
	Management and
	Remediation Services	600	18,384
			358,157
Indonesia 4.9%
PT Astra International Tbk - ADR(d)	Manufacturing	4,700	51,465
PT Indofood Sukses Makmur Tbk	Manufacturing	56,100	30,567
PT Mitra Keluarga Karyasehat Tbk	Health Care and
	Social Assistance	508,600	93,013
PT United Tractors Tbk	Mining, Quarrying and
	Oil & Gas Extraction	6,000	6,923
			181,968
Korea 12.5%
Hyundai Motor Co. - GDR	Manufacturing	2,650	120,045
KB Financial Group Inc. - ADR(d)	Finance and Insurance	1,900	52,421
Korea Electric Power Corp. - ADR(d)	Utilities	600	15,450
KT Corp. - ADR(d)	Information	600	8,052
LG Display Co. Ltd. - ADR(d)	Manufacturing	1,300	14,859
POSCO - ADR(d)	Manufacturing	850	40,231
Samsung Electronics Co., Ltd. - GDR	Manufacturing	15	8,542
Samsung Electronics Co., Ltd. - GDR PFD	Manufacturing	263	126,240
Shinhan Financial Group Co., Ltd. - ADR(d)	Finance and Insurance	2,000	70,420
SK Telecom Co., Ltd. - ADR(d)	Information	500	10,085
			466,345
Malaysia 1.8%
Malakoff Corp. Berhad	Utilities	56,800	23,294

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals/WaveFront Hedged Emerging Markets Fund
March 31, 2016

COMMON STOCKS 92.8% (Continued)	Sector	Shares	Value
Malaysia 1.8% (Continued)
Top Glove Corp. Berhad	Health Care and
	Social Assistance	6,400	$8,235
UMW Holdings Berhad	Manufacturing	9,000	15,848
Westports Holdings Berhad	Transportation
	and Warehousing	18,000	19,054
			66,431
Mexico 3.9%
Cemex S.A.B. de C.V. - ADR(a)(d)	Manufacturing	860	6,261
Coca-Cola Femsa, S.A.B.
de C.V. (Femsa) - ADR(d)	Manufacturing	300	24,915
Concentradora Fibra Danhos S.A. de C.V.	Real Estate and
	Rental & Leasing	5,000	10,433
Gruma, S.A.B. de C.V.	Manufacturing	400	6,343
Grupo Bimbo S.A.B. de C.V. - Series A	Manufacturing	1,900	5,621
Grupo Elektra, S.A.B. de C.V.	Retail Trade	380	7,420
Grupo Herdez S.A.B. de C.V.	Manufacturing	3,682	8,124
Grupo Lala S.A.B. de C.V.	Manufacturing	3,400	9,241
Grupo Mexico S.A.B. de C.V. - Series B	Mining, Quarrying and
	Oil & Gas Extraction	2,300	5,548
Kimberly-Clark de Mexico, S.A.B. de C.V.	Manufacturing	18,300	44,211
Nemak, S.A.B. de C.V.	Manufacturing	4,900	7,045
Wal-Mart de Mexico S.A.B. de C.V.	Retail Trade	4,700	11,126
			146,288
Peru 0.4%
Credicorp Ltd.(d)	Finance and Insurance	100	13,101
			13,101
Philippines 1.1%
First Gen Corp.	Utilities	12,800	6,157
Manila Electric Co.	Utilities	1,900	13,328
Metro Pacific Investments Corp.	Finance and Insurance	177,600	22,641
			42,126
Poland 2.3%
AmRest Holdings S.E.(a)	Accommodation
	& Food Services	500	28,007
Asseco Poland SA	Finance and Insurance	1,400	22,734

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals/WaveFront Hedged Emerging Markets Fund
March 31, 2016

COMMON STOCKS 92.8% (Continued)	Sector	Shares	Value
Poland 2.3% (Continued)
Bank Handlowy w Warszawie S.A.	Finance and Insurance	400	$9,702
Bank Pekao S.A.	Finance and Insurance	600	26,485
			86,928
Russia 2.8%
Gazprom PAO - ADR(d)	Mining, Quarrying and
	Oil & Gas Extraction	3,180	13,706
MegaFon PJSC - GDR	Information	2,400	26,400
MMC Norilsk Nickel - ADR	Mining, Quarrying and
	Oil & Gas Extraction	160	2,066
MMC Norilsk Nickel PJSC - ADR(d)	Mining, Quarrying and
	Oil & Gas Extraction	400	5,184
Phosagro OAO - GDR	Agriculture, Forestry,
	Fishing and Hunting	1,540	21,714
Rosneft Oil Co. - GDR	Mining, Quarrying and
	Oil & Gas Extraction	3,900	17,714
Sberbank of Russia PJSC - ADR	Finance and Insurance	810	5,638
X5 Retail Group N.V. - GDR(a)	Retail Trade	540	11,448
			103,870
Singapore 1.6%
Asian Pay Television Trust	Information	75,700	31,452
Yanlord Land Group Ltd.	Real Estate and
	Rental & Leasing	31,700	28,693
			60,145
South Africa - 5.1%
Emira Property Fund	Real Estate and
	Rental & Leasing	6,000	6,157
Exxaro Resources Ltd.	Mining, Quarrying and
	Oil & Gas Extraction	1,800	8,778
Growthpoint Properties Ltd.	Real Estate and
	Rental & Leasing	12,100	20,137
Investec Ltd.	Finance and Insurance	2,300	17,122
Massmart Holdings Ltd.	Retail Trade	3,400	29,208
MTN Group Ltd. - ADR(d)	Information	3,400	30,736
Netcare Ltd.	Health Care and
	Social Assistance	14,200	34,722

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals/WaveFront Hedged Emerging Markets Fund
March 31, 2016

COMMON STOCKS 92.8% (Continued)	Sector	Shares	Value
South Africa - 5.1% (Continued)
Sasol - ADR(d)	Mining, Quarrying and
	Oil & Gas Extraction	600	$17,724
Sibanye Gold Ltd. - ADR(d)	Mining, Quarrying and
	Oil & Gas Extraction	1,200	18,204
Super Group Ltd.(a)	Transportation
	and Warehousing	2,700	7,981
			190,769
Taiwan 7.8%
Advanced Semiconductor
Engineering Inc. - ADR(d)	Manufacturing	1,900	11,115
AU Optronics Corp. - ADR(d)	Manufacturing	11,700	34,515
ChipMOS TECHNOLOGIES (Bermuda) Ltd.(d)	Manufacturing	1,500	26,070
Chunghwa Telecom Co., Ltd. - ADR(d)	Information	1,000	33,760
Hon Hai Precision Industry Co., Ltd. - GDR	Manufacturing	7,997	42,784
Siliconware Precision
Industries Co. Ltd. - ADR(d)	Manufacturing	6,805	54,236
Taiwan Semiconductor
Manufacturing Co. Ltd. - ADR(d)	Manufacturing	1,300	34,060
United Microelectronics Corp. - ADR(d)	Manufacturing	26,100	54,288
			290,828
Thailand 2.9%
Thai Beverage PCL	Manufacturing	115,900	61,482
Thai Union Group PCL	Manufacturing	48,600	28,873
Thanachart Capital PCL	Finance and Insurance	16,300	17,491
			107,846
Turkey 3.3%
Koc Holding AS - ADR(d)	Manufacturing	4,500	113,940
Turkiye Garanti Bankasi A.S. - ADR(d)	Finance and Insurance	2,700	7,884
			121,824
Total Common Stocks (Cost $3,307,573)			3,472,416

CLOSED END FUND 1.0%
United States 1.0%
Morgan Stanley China - A Share Fund	Finance and Insurance	2,170	36,717
Total Mutual Fund (Cost $53,815)			36,717

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals/WaveFront Hedged Emerging Markets Fund
March 31, 2016

PREFERRED STOCKS 1.3%	Sector	Shares	Value
Brazil 1.3%
Banco Bradesco S.A. - ADR(d)	Finance and Insurance	1,200	$8,940
Braskem S.A. - ADR(d)	Manufacturing	1,200	15,492
Itau Unibanco Holding SA - ADR(d)	Finance and Insurance	600	5,154
Petroleo Brasileiro S.A. - ADR(a)(d)	Mining, Quarrying and
	Oil & Gas Extraction	4,400	19,932
Total Preferred Stocks (Cost $34,350)			49,518

SHORT-TERM INVESTMENT 1.7%
United States 1.7%
Fidelity Institutional Money
Market Portfolio - Class I, 0.35% (c)	Investment Company	63,888	63,888
Total Short-Term Investment (Cost $63,888)			63,888
Total Investments (Cost $3,459,626) 96.8%			3,622,539
Other Assets in Excess of Liabilities 3.2%			118,535
TOTAL NET ASSETS 100.0%			$3,741,074

(a)	Non-Income Producing.
(b)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid based on procedures approved by the Board of Trustees. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2016, the value of these securities total $42,604 which represents 1.14% of total net assets.

(c)	This security has a fluctuating yield. The yield listed is the 7-day yield as of March 31, 2016.
(d)	All or a portion of the investment is designated by the Fund as collateral for written options. As of March 31, 2016 the fair value of collateral is $1,537,851.
ADR – American Depositary Receipt.
GDR – Global Depositary Receipt.
PCL – Public Company Limited.
PLC – Public Limited Company.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN

USA Mutuals/WaveFront Hedged Emerging Markets Fund
March 31, 2016

WRITTEN CALL OPTIONS 2.9%	Contracts	Value
iShares MSCI Emerging Markets ETF:
Expiration: April, 2016, Exercise Price: $31.00	45	$14,400
Expiration: April, 2016, Exercise Price: $33.00	100	12,350
Expiration: April, 2016, Exercise Price: $33.50	55	4,840
Expiration: April, 2016, Exercise Price: $33.50	400	45,400
Expiration: April, 2016, Exercise Price: $33.50	100	7,500
Expiration: April, 2016, Exercise Price: $34.00	280	22,260
Expiration: April, 2016, Exercise Price: $34.50	60	2,700
Total Written Call Options (Premiums received $61,648)		109,450

WRITTEN PUT OPTIONS 0.0%
iShares MSCI Emerging Markets ETF:
Expiration: April, 2016, Exercise Price: $31.50	20	100
Expiration: April, 2016, Exercise Price: $32.50	20	420
Total Written Put Options (Premiums received $1,836)		520
Total Written Options (Premiums received $63,484)		$109,970

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS

USA Mutuals Beating Beta Fund
March 31, 2016

COMMON STOCKS 100.4%	Shares	Value
Accommodation & Food Services 4.2%
Darden Restaurants, Inc.	41	$2,718
McDonald’s Corp.	22	2,765
Yum! Brands, Inc.	36	2,947
		8,430
Administrative and Support and
Waste Management and Remediation Services 3.0%
The ADT Corp.	78	3,218
Republic Services, Inc.	59	2,812
		6,030
Finance and Insurance 19.6%
Aetna Inc.	24	2,697
American International Group, Inc.	42	2,270
Anthem Inc.	18	2,502
Assurant, Inc.	32	2,469
Cincinnati Financial Corp.	39	2,549
Fifth Third Bancorp	145	2,420
H&R Block, Inc.	96	2,536
The Hartford Financial Services Group, Inc.	60	2,765
Loews Corp.	66	2,525
Nasdaq, Inc.	45	2,987
People’s United Financial Inc.	162	2,581
The Progressive Corp.	80	2,811
Torchmark Corp.	46	2,491
The Travelers Companies, Inc.	23	2,684
XL Group PLC(b)	74	2,723
		39,010
Health Care and Social Assistance 2.8%
HCA Holdings, Inc.(a)	39	3,044
Tenet Healthcare Corp.(a)	88	2,546
		5,590
Information 10.7%
CenturyLink Inc.	104	3,324
Citrix Systems, Inc.(a)	34	2,672
Discovery Communications, Inc. - Class C(a)	106	2,862
Fiserv, Inc.(a)	25	2,564

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Beating Beta Fund
March 31, 2016

COMMON STOCKS 100.4% (Continued)	Shares	Value
Information 10.7% (Continued)
McGraw Hill Financial Inc.	26	$2,574
Netflix Inc.(a)	22	2,249
TEGNA Inc.	103	2,416
VeriSign Inc.(a)	30	2,656
		21,317
Management of Companies and Enterprises 1.4%
AGL Resources Inc.	41	2,671
		2,671
Manufacturing 41.4%
AbbVie Inc.	44	2,513
Avery Dennison Corp.	42	3,029
Ball Corp.	36	2,567
Baxter International Inc.	65	2,670
Cameron International Corp.(a)	42	2,816
The Clorox Co.	20	2,521
Coca-Cola Enterprises Inc.	53	2,689
Colgate-Palmolive Co.	39	2,755
C. R. Bard, Inc.	13	2,635
First Solar, Inc.(a)	39	2,670
Gilead Sciences, Inc.	29	2,664
The Goodyear Tire & Rubber Co.	79	2,605
Harris Corp.	27	2,102
Hasbro, Inc.	39	3,124
International Business Machines Corp.	19	2,878
Juniper Networks, Inc.	96	2,449
Kimberly-Clark Corp.	20	2,690
The Kraft Heinz Co.	36	2,828
Lockheed Martin Corp.	12	2,658
LyondellBasell Industries NV - Class A(b)	30	2,567
Masco Corp.	93	2,925
Mattel, Inc.	78	2,622
Northrop Grumman Corp.	14	2,771
NVIDIA Corp.	79	2,815
Pitney Bowes Inc.	127	2,736
Raytheon Co.	21	2,575

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Beating Beta Fund
March 31, 2016

COMMON STOCKS 100.4% (Continued)	Shares	Value
Manufacturing 41.4% (Continued)
The Sherwin-Williams Co.	10	$2,847
Tesoro Corp.	25	2,151
Tyson Foods, Inc. - Class A	38	2,533
Valero Energy Corp.	37	2,373
Xylem, Inc.	66	2,699
		82,477
Mining, Quarrying and Oil & Gas Extraction 3.7%
Noble Corp. PLC(b)	231	2,391
Phillips 66	32	2,771
Transocean Ltd.(b)	239	2,184
		7,346
Professional, Scientific, and Technical Services 2.7%
Computer Sciences Corp.	80	2,751
Jacobs Engineering Group, Inc.(a)	62	2,700
		5,451
Retail Trade 3.7%
eBay Inc.(a)	95	2,267
The Home Depot, Inc.	19	2,535
The TJX Companies, Inc.	33	2,585
		7,387
Transportation and Warehousing 1.4%
United Parcel Service, Inc. - Class B	27	2,848
		2,848
Utilities 4.4%
Consolidated Edison, Inc.	36	2,758
NiSource Inc.	134	3,157
TECO Energy, Inc.	99	2,726
		8,641
Wholesale Trade 1.4%
O’Reilly Automotive, Inc.(a)	10	2,737
		2,737
Total Common Stocks (Cost $195,761)		199,935
The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Beating Beta Fund
March 31, 2016

SHORT-TERM INVESTMENTS 7.7%	Shares	Value
Investment Companies 7.7%
Fidelity Institutional Money Market Portfolio - Class I, 0.35%(c)	10,677	$10,677
STIT - Liquid Assets Portfolio, 0.46%(c)	4,614	4,614
Total Short-Term Investments (Cost $15,291)		15,291
Total Investments (Cost $211,052) 108.1%		215,226
Liabilities in Excess of Other Assets (8.1)%		(16,106)
TOTAL NET ASSETS 100.0%		$199,120

(a)	Non-Income Producing.
(b)	Foreign Issued Security.
(c)	This security has a fluctuating yield. The yield listed is the 7-day yield as of March 31, 2016.
PLC – Public Limited Company.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

FINANCIAL STATEMENTS

Statements of Assets and Liabilities
March 31, 2016

		USA Mutuals	USA Mutuals
	USA Mutuals	Generation Wave	Takeover
	Barrier Fund	Growth Fund	Targets Fund
ASSETS
Investments, at cost
Unaffiliated issuers	$164,293,081	$9,877,413	$231,254
Affiliated issuers (Note 3)	5,000,000	—	—
Investments, at value
Unaffiliated issuers	$217,973,990	$7,886,388	$221,663
Affiliated issuers (Note 3)	1,500,000	—	—
Due from brokers	4,994,019	15,468	—
Income receivable	535,694	4,626	187
Receivable for capital shares sold	355,047	—	—
Receivable for investments sold	1,355,362	120,315	5,153
Receivable from Advisor	—	—	18,114
Prepaid offering costs	—	—	1,161
Other assets	24,000	5,716	4,028
TOTAL ASSETS	226,738,112	8,032,513	250,306
LIABILITIES
Written options, at value (premiums
received of $2,697,970, $125,419
and $0, respectively) (Note 2)	2,751,345	245,430	—
Payable for distribution fees	235,378	—	—
Payable to affiliates	69,040	4,279	3,394
Payable to Trustees	1,430	1,615	2,060
Payable to Advisor	180,123	1,867	—
Payable for capital shares redeemed	193,008	90,741	—
Payable for investments purchased	181,630	314,259	7,705
Accrued expenses and other liabilities	62,241	19,713	14,269
TOTAL LIABILITIES	3,674,195	677,904	27,428
NET ASSETS	$223,063,917	$7,354,609	$222,878
Net assets consist of:
Paid-in capital	$171,316,815	$13,329,835	$251,367
Accumulated net
investment income (loss)	1,671,845	(34,972)	290
Accumulated net realized loss	(52,117)	(3,829,218)	(19,188)
Net unrealized appreciation
(depreciation) on:
Investments	50,308,063	(1,951,713)	(9,591)
Purchased options	(127,314)	(39,312)	—
Written options	(53,375)	(120,011)	—
NET ASSETS	$223,063,917	$7,354,609	$222,878

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Continued)
March 31, 2016

		USA Mutuals	USA Mutuals
	USA Mutuals	Generation Wave	Takeover
	Barrier Fund	Growth Fund	Targets Fund
Institutional Class:
Net assets	$122,573		$219,951
Shares of beneficial interest outstanding
(unlimited number of shares
authorized, $0.001 par value)	3,962		24,682
Net asset value, redemption price
and offering price per share(1)	$30.94		$8.91

Investor Class:
Net assets	$187,344,276	$7,354,609	$978
Shares of beneficial interest outstanding
(unlimited number of shares
authorized, $0.001 par value)	6,114,165	1,043,717	110
Net asset value, redemption price
and offering price per share(1)	$30.64	$7.05	$8.89

Class A:
Net assets	$18,219,064		$978
Shares of beneficial interest outstanding
(unlimited number of shares
authorized, $0.001 par value)	596,902		110
Net asset value, redemption price and
minimum offering price per share
(may be subject to contingent
deferred sales charge)(1)(3)	$30.52		$8.89
Maximum offering price per share (net asset
value per share divided by 0.9425)(2)	$32.38		$9.43

Class C:
Net assets	$17,378,004		$971
Shares of beneficial interest outstanding
(unlimited number of shares
authorized, $0.001 par value)	579,315		110
Net asset value, redemption price and
offering price per share (may be subject to
contingent deferred sales charge)(1)(4)	$30.00		$8.83

(1)
A redemption fee of 1.00% was assessed against shares redeemed within 60 days of purchase for the period April 1, 2015 through July 28, 2015 for the USA Mutuals Barrier Fund and the USA Mutuals Generation Wave Growth Fund.

(2)	Reflects a maximum sales charge of 5.75%.
(3)	A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on share purchases of $1 million or more that are redeemed within 18 months of purchase.
(4)	A CDSC of 1.00% may be charged on shares redeemed within 12 months of purchase.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities
March 31, 2016

	USA Mutuals/
	WaveFront
	Hedged	USA Mutuals
	Emerging	Beating
	Markets Fund	Beta Fund
ASSETS
Investments, at cost
Unaffiliated issuers	$3,459,626	$211,052
Investments, at value
Unaffiliated issuers	$3,622,539	$215,226
Due from brokers	49,483	15
Income receivable	4,818	174
Receivable for capital shares sold	129,249	—
Receivable from Advisor	33,928	8,615
Prepaid offering costs	7,723	1,662
Other assets	31,144	1,978
TOTAL ASSETS	3,878,884	227,670

LIABILITIES
Written options, at value (premiums received of
$63,484 and $0, respectively) (Note 2)	109,970	—
Payable for distribution fees	—	4
Payable to affiliates	10,418	5,075
Payable to Trustees	2,032	1,811
Payable for investments purchased	—	2,758
Accrued expenses and other liabilities	15,390	18,902
TOTAL LIABILITIES	137,810	28,550
NET ASSETS	$3,741,074	$199,120

Net assets consist of:
Paid-in capital	$3,629,566	$200,000
Accumulated net investment income (loss)	(3,953)	183
Accumulated net realized loss	(966)	(5,237)
Net unrealized appreciation (depreciation) on:
Investments and foreign currency translation	162,913	4,174
Purchased options	—	—
Written options	(46,486)	—
NET ASSETS	$3,741,074	$199,120

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Continued)
March 31, 2016

	USA Mutuals/
	WaveFront
	Hedged	USA Mutuals
	Emerging	Beating
	Markets Fund	Beta Fund
Institutional Class:
Net assets	$3,100,282	$196,137
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	301,430	19,700
Net asset value, redemption price
and offering price per share	$10.29	$9.96

Investor Class:
Net assets	$1,286	$995
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	125.10	100
Net asset value, redemption price
and offering price per share	$10.28	$9.95

Class A:
Net assets	$638,473	$995
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	62,128	100
Net asset value, redemption price
and minimum offering price per share (may be
subject to contingent deferred sales charge)(2)	$10.28	$9.95
Maximum offering price per share (net asset value
per share divided by 0.9425)(1)	$10.91	$10.56

Class C:
Net assets	$1,033	$993
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	100.78	100
Net asset value, redemption price
and offering price per share (may be subject
to contingent deferred sales charge)(3)	$10.25	$9.93

(1)	Reflects a maximum sales charge of 5.75%.
(2)	A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on share purchases of $1 million or more that are redeemed within 18 months of purchase.
(3)	A CDSC of 1.00% may be charged on shares redeemed within 12 months of purchase.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations
For the Year Ended March 31, 2016

		USA Mutuals	USA Mutuals
	USA Mutuals	Generation Wave	Takeover
	Barrier Fund	Growth Fund	Targets Fund(1)
INVESTMENT INCOME
Dividend income (Net of foreign
withholding tax of $103,812, $474
and $1, respectively)	$5,827,782	$159,285	$2,835
Interest income	66,218	1,477	18
TOTAL INVESTMENT INCOME	5,894,000	160,762	2,853

EXPENSES
Advisory fees (Note 3)	2,155,705	80,492	2,044
Distribution fees - Investor Class (Note 3)	471,728	—	2
Distribution fees - Class A (Note 3)	49,675	—	2
Distribution fees - Class C (Note 3)	182,797	—	9
Administration, fund accounting
and custody fees (Note 3)	254,035	24,354	24,773
Transfer agent fees and expenses (Note 3)	176,792	8,775	8,383
Federal and state registration fees	48,925	22,533	2,256
Reports to shareholders	36,950	1,855	1,014
Legal fees	27,294	25,469	14,853
Audit fees	17,534	15,512	14,036
Chief compliance officer fees and expenses	12,574	12,524	9,177
Trustees’ fees and related expenses	9,973	9,858	9,860
Offering costs	—	—	12,776
Organization expenses	—	—	3,620
Other expenses	38,257	5,014	1,563
TOTAL EXPENSES BEFORE
INTEREST EXPENSE	3,482,239	206,386	104,368
Interest expense (Note 6)	3,866	—	—
TOTAL EXPENSES	3,486,105	206,386	104,368
Less waivers by Advisor (Note 3)	—	(58,111)	(101,799)
NET EXPENSES	3,486,105	148,275	2,569
NET INVESTMENT INCOME	2,407,895	12,487	284

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations (Continued)
For the Year Ended March 31, 2016

		USA Mutuals	USA Mutuals
	USA Mutuals	Generation Wave	Takeover
	Barrier Fund	Growth Fund	Targets Fund(1)
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND OPTION CONTRACTS
Net realized gain (loss) from
security transactions:
Investments and
foreign currency transactions	$22,357,299	$(159,540)	$(19,188)
Purchased options (Note 2)	—	(1,189,101)	—
Written options (Note 2)	2,844,245	848,116	—
Change in net unrealized
appreciation/depreciation on:
Investments and
foreign currency translation	(12,324,303)	(473,055)	(9,591)
Purchased options (Note 2)	(127,314)	29,795	—
Written options (Note 2)	(392,022)	(203,108)	—
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND OPTION CONTRACTS	12,357,905	(1,146,893)	(28,779)
NET INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$14,765,800	$(1,134,406)	$(28,495)

(1)	The USA Mutuals Takeover Targets Fund commenced operations on May 5, 2015.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations
For the Year Ended March 31, 2016

	USA Mutuals/
	WaveFront
	Hedged	USA Mutuals
	Emerging	Beating
	Markets Fund(1)	Beta Fund(2)
INVESTMENT INCOME
Dividend income (Net of foreign withholding
tax of $1,397 and $0, respectively)	$16,811	$760
Interest income	105	11
TOTAL INVESTMENT INCOME	16,916	771

EXPENSES
Advisory fees (Note 3)	17,267	467
Distribution fees - Investor Class (Note 3)	1	1
Distribution fees - Class A (Note 3)	278	1
Distribution fees - Class C (Note 3)	5	2
Administration, fund accounting and custody fees (Note 3)	41,064	16,553
Transfer agent fees and expenses (Note 3)	9,217	2,257
Federal and state registration fees	4,673	1,721
Reports to shareholders	237	254
Legal fees	3,032	8,114
Audit fees	14,451	13,426
Chief compliance officer fees and expenses	4,445	1,918
Trustees’ fees and related expenses	3,807	3,611
Offering costs	7,723	4,986
Organization expenses	16,937	1,804
Other expenses	706	799
TOTAL EXPENSES BEFORE
INTEREST EXPENSE	123,843	55,914
Interest expense (Note 6)	—	—
TOTAL EXPENSES	123,843	55,914
Less waivers by Advisor (Note 3)	(102,809)	(55,326)
NET EXPENSES	21,034	588
NET INVESTMENT INCOME (LOSS)	(4,118)	183

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations (Continued)
For the Year Ended March 31, 2016

	USA Mutuals/
	WaveFront
	Hedged	USA Mutuals
	Emerging	Beating
	Markets Fund(1)	Beta Fund(2)
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND OPTION CONTRACTS
Net realized gain (loss) from security transactions:
Investments and foreign currency transactions	$(2,392)	$(5,237)
Long-term capital gain dividends	14,384	—
Written options (Note 2)	2,500	—
Change in net unrealized appreciation/depreciation on:
Investments and foreign currency translation	162,913	4,174
Written options (Note 2)	(46,486)	—
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND OPTION CONTRACTS	130,919	(1,063)
NET INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$126,801	$(880)

(1)	The USA Mutuals/WaveFront Hedged Emerging Markets Fund commenced operations on October 2, 2015.
(2)	The USA Mutuals Beating Beta Fund commenced operations on December 30, 2015.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets	USA Mutuals Barrier Fund

	Year Ended	Year Ended
	March 31, 2016	March 31, 2015
FROM OPERATIONS
Net investment income	$2,407,895	$3,631,967
Net realized gain (loss) on:
Investments	22,357,299	2,526,641
Purchased options	—	(73,400)
Written options	2,844,245	6,921,676
Change in net unrealized appreciation/depreciation on:
Investments	(12,324,303)	(12,311,755)
Purchased options	(127,314)	—
Written options	(392,022)	(20,501)
Net increase in net assets from operations	14,765,800	674,628

FROM DISTRIBUTIONS
Net investment income:
Institutional Class	(820)	(170)
Investor Class	(2,411,050)	(3,541,644)
Class A	(261,180)	(329,015)
Class C	(152,801)	(176,013)
Net decrease in net assets from distributions paid	(2,825,851)	(4,046,842)

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
Proceeds from sale of shares	25,236,868	81,910,154
Net asset value of shares issued in reinvestment of
distributions to shareholders	2,579,465	3,773,035
Payments for shares redeemed	(77,702,639)	(106,753,832)
Redemption fees	10,750	52,369
Other transactions(1)	33,726	—
Net decrease in net assets from
capital share transactions	(49,841,830)	(21,018,274)
TOTAL DECREASE IN NET ASSETS	(37,901,881)	(24,390,488)

NET ASSETS
Beginning of year	260,965,798	285,356,286
End of year (including accumulated net investment
income of $1,671,845 and $2,116,963, respectively)	$223,063,917	$260,965,798

(1)	Reimbursement from USA Mutuals Advisors, Inc. due to NAV error.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT

Statements of Changes in Net Assets	USA Mutuals Generation Wave Growth Fund

	Year Ended	Year Ended
	March 31, 2016	March 31, 2015
FROM OPERATIONS
Net investment income (loss)	$12,487	$(18,883)
Net realized gain (loss) on:
Investments	(159,540)	264,854
Purchased options	(913,917)	(276,812)
Written options	572,932	735,961
Change in net unrealized appreciation/depreciation on:
Investments	(473,055)	(1,952,120)
Purchased options	29,795	(69,107)
Written options	(203,108)	141,203
Net decrease in net assets from operations	(1,134,406)	(1,174,904)

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
Proceeds from sale of shares	119,421	186,755
Payments for shares redeemed	(1,373,325)	(2,694,835)
Redemption fees	—	113
Net decrease in net assets from capital share transactions	(1,253,904)	(2,507,967)
TOTAL DECREASE IN NET ASSETS	(2,388,310)	(3,682,871)

NET ASSETS
Beginning of year	9,742,919	13,425,790
End of year (including accumulated net investment
loss of $34,972 and $51,454, respectively)	$7,354,609	$9,742,919

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Changes in Net Assets	USA Mutuals Takeover Targets Fund

May 5, 2015(1)
through
March 31, 2016
FROM OPERATIONS
Net investment income	$284
Net realized loss on investments	(19,188)
Change in net unrealized appreciation/depreciation on investments	(9,591)
Net decrease in net assets from operations	(28,495)

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
Proceeds from sale of shares	263,972
Payments for shares redeemed	(12,599)
Net increase in net assets from capital share transactions	251,373
TOTAL INCREASE IN NET ASSETS	222,878

NET ASSETS
Beginning of period	—
End of period (including accumulated net investment income of $290)	$222,878

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Changes in Net Assets	USA Mutuals/WaveFront
Hedged Emerging Markets Fund

October 2, 2015(1)
through
March 31, 2016
FROM OPERATIONS
Net investment loss	$(4,118)
Net realized gain (loss) on:
Investments	(2,392)
Long-term capital gain dividends	14,384
Written options	2,500
Change in net unrealized appreciation/depreciation on:
Investments	162,913
Written options	(46,486)
Net increase in net assets from operations	126,801

FROM DISTRIBUTIONS
Net investment income:
Institutional Class	(1,553)
Class A	(18)
Net realized gain:
Institutional Class	(20,669)
Investor Class	(8)
Class A	(482)
Class C	(8)
Net decrease in net assets from distributions paid	(22,738)

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
Proceeds from sale of shares	1,505,732
Proceeds from shares issued from transfer in kind (Note 1)	2,152,444
Net asset value of shares issued in reinvestment
of distributions to shareholders	22,717
Payments for shares redeemed	(43,882)
Net increase in net assets from capital share transactions	3,637,011
TOTAL INCREASE IN NET ASSETS	3,741,074

NET ASSETS
Beginning of period	—
End of period (including accumulated net investment loss of $3,953)	$3,741,074

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Changes in Net Assets	USA Mutuals Beating Beta Fund

December 30, 2015(1)
through
March 31, 2016
FROM OPERATIONS
Net investment income	$183
Net realized loss on investments	(5,237)
Change in net unrealized appreciation/depreciation on investments	4,174
Net decrease in net assets from operations	(880)

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
Proceeds from sale of shares	200,000
TOTAL INCREASE IN NET ASSETS	199,120

NET ASSETS
Beginning of period	—
End of period (including accumulated net investment income of $183)	$199,120

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Institutional Class	USA Mutuals Barrier Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each year presented.

	Year Ended	Year Ended
	March 31, 2016	March 31, 2015(1)
Net Asset Value, Beginning of Year	$29.30	$29.77

Income (loss) from investment operations:
Net investment income	0.47 (2)	0.50	(2)
Net realized and unrealized gain (loss) on investments	1.57	(0.76	)(5)
Total from investment operations	2.04	(0.26)

Less distributions paid:
From net investment income	(0.40)	(0.21)
Net Asset Value, End of Year	$30.94	$29.30

Total Return	7.07%	(0.89)%

Supplemental Data and Ratios:
Net assets at end of year (000’s)	$123	$41
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	1.23%	1.19%
After waiver and expense reimbursement(3)	1.23%	1.19%
Ratio of net investment income to average net assets:
Before waiver and expense reimbursement	1.58%	1.68%
After waiver and expense reimbursement(3)	1.58%	1.68%
Portfolio turnover rate(4)	58.27%	77.77%

(1)	The USA Mutuals Barrier Fund Institutional Class shares commenced operations on April 1, 2014.
(2)	Calculated using the average shares outstanding method.
(3)
The Advisor has contractually agreed, effective through July 31, 2016, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.24% of average net assets of the Fund for Institutional Class shares.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)	Due to the timing of capital share transactions, the per share amount of the net realized and unrealized loss on investments varies from the amounts shown in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Investor Class	USA Mutuals Barrier Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each year presented.

	Year Ended March 31,
	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Year	$29.05	$29.40	$24.39	$20.95	$18.12

Income (loss) from investment operations:
Net investment income	0.33 (1)	0.37 (1)	0.41 (1)	0.30 (2)	0.16 (2)
Net realized and unrealized
gain (loss) on investments	1.61	(0.33)	4.91	3.32	2.86
Total from investment operations	1.94	0.04	5.32	3.62	3.02

Less distributions paid:
From net investment income	(0.35)	(0.40)	(0.31)	(0.18)	(0.19)
Paid-in capital from
redemption fees (Note 2)	0.00 (3)	0.01	0.00 (3)	0.00 (3)	0.00 (3)
Net Asset Value, End of Year	$30.64	$29.05	$29.40	$24.39	$20.95
Total Return	6.79%	0.13%	22.12%	17.44%	16.79%

Supplemental Data and Ratios:
Net assets at end of year (000’s)	$187,344	$217,848	$248,982	$126,488	$91,824
Ratio of expenses to average net assets:
Before waiver and
expense reimbursement	1.48%	1.44%	1.47%	1.64%	1.72%
After waiver and
expense reimbursement(4)	1.48%	1.44%	1.47%	1.64%	1.76%
Ratio of net investment income
to average net assets:
Before waiver
and expense reimbursement	1.13%	1.27%	1.51%	1.60%	0.88%
After waiver
and expense reimbursement(4)	1.13%	1.27%	1.51%	1.60%	0.84%
Portfolio turnover rate(5)	58.27%	77.77%	166.95%	11.90%	83.66%
(1)	Calculated using the average shares outstanding method.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)
The Advisor has contractually agreed, effective July 29, 2013 through July 31, 2016, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 1.49% of average net assets of the Fund for Investor Class shares. From August 1, 2009 through July 28, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 1.85% of average net assets of the Fund for Investor Class shares.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class A	USA Mutuals Barrier Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

					Period
					Ended
	Year Ended March 31,				March 31,
	2016	2015	2014	2013	2012(1)
Net Asset Value, Beginning of Period	$28.94	$29.30	$24.33	$20.94	$18.14

Income (loss) from investment operations:
Net investment income	0.32 (2)	0.38 (2)	0.46 (2)	0.24 (3)	0.10	(3)
Net realized and unrealized
gain (loss) on investments	1.62	(0.34)	4.85	3.36	2.70
Total from investment operations	1.94	0.04	5.31	3.60	2.80

Less distributions paid:
From net investment income	(0.36)	(0.40)	(0.34)	(0.21)	—
Paid-in capital from redemption fees (Note 2)	0.00 (4)	0.00 (4)	0.00 (4)	0.00 (4)	—
Net Asset Value, End of Period	$30.52	$28.94	$29.30	$24.33	$20.94
Total Return(5)	6.79%	0.11%	22.10%	17.40%	15.44	%(6)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$18,219	$22,985	$20,626	$3,033	$193
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	1.48%	1.44%	1.47%	1.64%	1.73	%(7)
After waiver and expense reimbursement(8)	1.48%	1.44%	1.47%	1.64%	1.73	%(7)
Ratio of net investment income
to average net assets:
Before waiver and expense reimbursement	1.11%	1.30%	1.68%	1.60%	3.36	%(7)
After waiver and expense reimbursement(8)	1.11%	1.30%	1.68%	1.60%	3.36	%(7)
Portfolio turnover rate(9)	58.27%	77.77%	166.95%	11.90%	83.66	%(6)

(1)	The USA Mutuals Barrier Fund Class A shares commenced operations on December 8, 2011.
(2)	Calculated using the average shares outstanding method.
(3)	Per share net investment income was calculated prior to tax adjustments.
(4)	Less than one cent per share.
(5)	Based on net asset value, which does not reflect the sales charge.
(6)	Not annualized.
(7)	Annualized.
(8)
The Advisor has contractually agreed, effective July 29, 2013 through July 31, 2016, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 1.49% of average net assets of the Fund for Class A shares. Prior to July 29, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 1.85% of average net assets of the Fund for Class A shares.

(9)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class C	USA Mutuals Barrier Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

						Period
						Ended
	Year Ended March 31,					March 31,
	2016	2015		2014	2013	2012(1)
Net Asset Value, Beginning of Period	$28.54	$28.97		$24.16	$20.90	$18.14

Income (loss) from investment operations:
Net investment income	0.11 (2)	0.16	(2)	0.26 (2)	0.17 (3)	0.07	(3)
Net realized and unrealized
gain (loss) on investments	1.58	(0.33	)(10)	4.80	3.26	2.69
Total from investment operations	1.69	(0.17)		5.06	3.43	2.76

Less distributions paid:
From net investment income	(0.23)	(0.26)		(0.25)	(0.17)	—
Paid-in capital from redemption fees (Note 2)	0.00 (4)	0.00	(4)	0.00 (4)	0.00 (4)	—
Net Asset Value, End of Period	$30.00	$28.54		$28.97	$24.16	$20.90
Total Return(5)	6.00%	(0.61)%		21.15%	16.56%	15.21	%(6)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$17,378	$20,092		$15,748	$3,159	$415
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	2.23%	2.19%		2.22%	2.39%	2.46	%(7)
After waiver and expense reimbursement(8)	2.23%	2.19%		2.22%	2.39%	2.46	%(7)
Ratio of net investment income
to average net assets:
Before waiver and expense reimbursement	0.38%	0.57%		0.94%	0.85%	2.63	%(7)
After waiver and expense reimbursement(8)	0.38%	0.57%		0.94%	0.85%	2.63	%(7)
Portfolio turnover rate(9)	58.27%	77.77%		166.95%	11.90%	83.66	%(6)

(1)	The USA Mutuals Barrier Fund Class C shares commenced operations on December 8, 2011.
(2)	Calculated using the average shares outstanding method.
(3)	Per share net investment income was calculated prior to tax adjustments.
(4)	Less than one cent per share.
(5)	Based on net asset value, which does not reflect the sales charge.
(6)	Not annualized.
(7)	Annualized.
(8)
The Advisor has contractually agreed, effective July 29, 2013 through July 31, 2016, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 2.24% of average net assets of the Fund for Class C shares. Prior to July 29, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 2.60% of average net assets of the Fund for Class C shares.

(9)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(10)	Due to the timing of capital share transactions, the per share amount of the net realized and unrealized loss on investments varies from the amounts shown in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Investor Class	USA Mutuals Generation Wave Growth Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each year presented.

	Year Ended March 31,
	2016	2015		2014		2013	2012
Net Asset Value, Beginning of Year	$8.09	$8.97		$8.18		$7.36	$7.79

Income (loss) from investment operations:
Net investment income (loss)	0.01 (1)	(0.02	)(1)	(0.00	)(1)(2)	0.07 (1)	0.03 (1)
Net realized and unrealized
gain (loss) on investments	(1.05)	(0.86)		0.86		0.79	(0.46)
Total from investment operations	(1.04)	(0.88)		0.86		0.86	(0.43)

Less distributions paid:
From net investment income	—	—		(0.07)		(0.04)	—
Paid-in capital from
redemption fees (Note 2)	—	0.00	(2)	0.00	(2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Year	$7.05	$8.09		$8.97		$8.18	$7.36
Total Return	(12.86)%	(9.81)%		10.57%		11.76%	(5.52)%

Supplemental Data and Ratios:
Net assets at end of year (000’s)	$7,355	$9,743		$13,426		$13,995	$14,136
Ratio of expenses to average net assets:(3)
Before waiver and
expense reimbursement	2.44%	2.53%		2.32%		2.51%	2.30%
After waiver and
expense reimbursement(4)	1.75%	1.75%		1.75%		1.75%	1.75%
Ratio of net investment income (loss)
to average net assets:(3)
Before waiver and
expense reimbursement	(0.54)%	(0.94)%		(0.63)%		0.06%	(0.17)%
After waiver and
expense reimbursement(4)	0.15%	(0.16)%		(0.06)%		0.82%	0.38%
Portfolio turnover rate	292.81%	132.21%		391.70%		34.28%	127.99%

(1)	Per share net investment income (loss) was calculated prior to tax adjustments.
(2)	Less than one cent per share.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
The Advisor has contractually agreed, effective August 1, 2009 through July 31, 2016, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.75% of average net assets of the Fund.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Institutional Class	USA Mutuals Takeover Targets Fund

The table below sets forth per share data for a share outstanding of the Fund throughout the period presented.

	Period Ended
	March 31, 2016(1)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment income	0.01	(2)
Net realized and unrealized loss on investments	(1.10)
Total from investment operations	(1.09)
Net Asset Value, End of Period	$8.91
Total Return	(10.90	)%(5)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$220
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	51.06	%(6)
After waiver and expense reimbursement(3)	1.25	%(6)
Ratio of net investment loss to average net assets:
Before waiver and expense reimbursement	(49.66	)%(6)
After waiver and expense reimbursement(3)	0.15	%(6)
Portfolio turnover rate(4)	172.04	%(5)

(1)	The USA Mutuals Takeover Targets Fund Institutional Class shares commenced operations on May 5, 2015.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)
The Advisor has contractually agreed, effective for an initial two-year term following the commencement of operations, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.25% of average net assets of the Fund for Institutional Class shares.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Investor Class	USA Mutuals Takeover Targets Fund

The table below sets forth per share data for a share outstanding of the Fund throughout the period presented.

	Period Ended
	March 31, 2016(1)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01	)(2)(7)
Net realized and unrealized loss on investments	(1.10)
Total from investment operations	(1.11)
Net Asset Value, End of Period	$8.89
Total Return	(11.10	)%(5)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$1
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	50.43	%(6)
After waiver and expense reimbursement(3)	1.50	%(6)
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement	(49.06	)%(6)
After waiver and expense reimbursement(3)	(0.13	)%(6)
Portfolio turnover rate(4)	172.04	%(5)

(1)	The USA Mutuals Takeover Targets Fund Investor Class shares commenced operations on May 5, 2015.
(2)	Per share net investment loss was calculated prior to tax adjustments.
(3)
The Advisor has contractually agreed, effective for an initial two-year term following the commencement of operations, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.50% of average net assets of the Fund for Investor Class shares.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)	Not annualized.
(6)	Annualized.
(7)	Due to the timing of capital share transactions, the per share amount of the net investment loss varies from the amounts shown in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class A	USA Mutuals Takeover Targets Fund

The table below sets forth per share data for a share outstanding of the Fund throughout the period presented.

	Period Ended
	March 31, 2016(1)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01	)(2)(8)
Net realized and unrealized loss on investments	(1.10)
Total from investment operations	(1.11)
Net Asset Value, End of Period	$8.89
Total Return(3)	(11.10	)%(6)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$1
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	50.43	%(7)
After waiver and expense reimbursement(4)	1.50	%(7)
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement	(49.05	)%(7)
After waiver and expense reimbursement(4)	(0.12	)%(7)
Portfolio turnover rate(5)	172.04	%(6)

(1)	The USA Mutuals Takeover Targets Fund Class A shares commenced operations on May 5, 2015.
(2)	Per share net investment loss was calculated prior to tax adjustments.
(3)	Based on net asset value, which does not reflect the sales charge.
(4)
The Advisor has contractually agreed, effective for an initial two-year term following the commencement of operations, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.50% of average net assets of the Fund for Class A shares.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6)	Not annualized.
(7)	Annualized.
(8)	Due to the timing of capital share transactions, the per share amount of the net investment loss varies from the amounts shown in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class C	USA Mutuals Takeover Targets Fund

The table below sets forth per share data for a share outstanding of the Fund throughout the period presented.

	Period Ended
	March 31, 2016(1)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07	)(2)(8)
Net realized and unrealized loss on investments	(1.10)
Total from investment operations	(1.17)
Net Asset Value, End of Period	$8.83
Total Return(3)	(11.70	)%(6)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$1
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	51.14	%(7)
After waiver and expense reimbursement(4)	2.25	%(7)
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement	(49.77	)%(7)
After waiver and expense reimbursement(4)	(0.88	)%(7)
Portfolio turnover rate(5)	172.04	%(6)

(1)	The USA Mutuals Takeover Targets Fund Class C shares commenced operations on May 5, 2015.
(2)	Per share net investment loss was calculated prior to tax adjustments.
(3)	Based on net asset value, which does not reflect the sales charge.
(4)
The Advisor has contractually agreed, effective for an initial two-year term following the commencement of operations, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 2.25% of average net assets of the Fund for Class C shares.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6)	Not annualized.
(7)	Annualized.
(8)	Due to the timing of capital share transactions, the per share amount of the net investment loss varies from the amounts shown in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Institutional Class	USA Mutuals/WaveFront
Hedged Emerging Markets Fund

The table below sets forth per share data for a share outstanding of the Fund throughout the period presented.

	Period Ended
	March 31, 2016(1)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01	)(2)
Net realized and unrealized gain on investments	0.39
Total from investment operations	0.38

Less distributions paid:
From net investment income	(0.01)
From net realized gain on investments	(0.08)
Total distributions	(0.09)
Net Asset Value, End of Period	$10.29
Total Return	3.76	%(5)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$3,100
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	8.72	%(6)
After waiver and expense reimbursement(3)	1.50	%(6)
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement	(7.50	)%(6)
After waiver and expense reimbursement(3)	(0.28	)%(6)
Portfolio turnover rate(4)	30.94	%(5)

(1)	The USA Mutuals/WaveFront Hedged Emerging Markets Fund Institutional Class shares commenced operations on October 2, 2015.
(2)	Calculated using the average shares outstanding method.
(3)
The Advisor has contractually agreed, effective for an initial two-year term following the commencement of operations, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.50% of average net assets of the Fund for Institutional Class shares.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Investor Class	USA Mutuals/WaveFront
Hedged Emerging Markets Fund

The table below sets forth per share data for a share outstanding of the Fund throughout the period presented.

	Period Ended
	March 31, 2016(1)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.03	)(2)
Net realized and unrealized gain on investments	0.39
Total from investment operations	0.36

Less distributions paid:
From net realized gain on investments	(0.08)
Net Asset Value, End of Period	$10.28
Total Return	3.60	%(5)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$1
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	8.75	%(6)
After waiver and expense reimbursement(3)	1.75	%(6)
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement	(7.57	)%(6)
After waiver and expense reimbursement(3)	(0.57	)%(6)
Portfolio turnover rate(4)	30.94	%(5)

(1)	The USA Mutuals/WaveFront Hedged Emerging Markets Fund Investor Class shares commenced operations on October 2, 2015.
(2)	Calculated using the average shares outstanding method.
(3)
The Advisor has contractually agreed, effective for an initial two-year term following the commencement of operations, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.75% of average net assets of the Fund for Investor Class shares.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class A	USA Mutuals/WaveFront
Hedged Emerging Markets Fund

The table below sets forth per share data for a share outstanding of the Fund throughout the period presented.

	Period Ended
	March 31, 2016(1)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.02	)(2)
Net realized and unrealized gain on investments	0.38
Total from investment operations	0.36

Less distributions paid:
From net investment income	(0.00	)(3)
From net realized gain on investments	(0.08)
Net Asset Value, End of Period	$10.28
Total Return(4)	3.63	%(7)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$638
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	11.71	%(8)
After waiver and expense reimbursement(5)	1.75	%(8)
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement	(10.47	)%(8)
After waiver and expense reimbursement(5)	(0.51	)%(8)
Portfolio turnover rate(6)	30.94	%(7)

(1)	The USA Mutuals/WaveFront Hedged Emerging Markets Fund Class A shares commenced operations on October 2, 2015.
(2)	Calculated using the average shares outstanding method.
(3)	Less than one cent per share.
(4)	Based on net asset value, which does not reflect the sales charge.
(5)
The Advisor has contractually agreed, effective for an initial two-year term following the commencement of operations, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.75% of average net assets of the Fund for Class A shares.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(7)	Not annualized.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class C	USA Mutuals/WaveFront
Hedged Emerging Markets Fund

The table below sets forth per share data for a share outstanding of the Fund throughout the period presented.

	Period Ended
	March 31, 2016(1)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07	)(2)
Net realized and unrealized gain on investments	0.40
Total from investment operations	0.33

Less distributions paid:
From net realized gain on investments	(0.08)
Net Asset Value, End of Period	$10.25
Total Return(3)	3.30	%(6)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$1
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	9.51	%(7)
After waiver and expense reimbursement(4)	2.50	%(7)
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement	(8.33	)%(7)
After waiver and expense reimbursement(4)	(1.32	)%(7)
Portfolio turnover rate(5)	30.94	%(6)

(1)	The USA Mutuals/WaveFront Hedged Emerging Markets Fund Class C shares commenced operations on October 2, 2015.
(2)	Calculated using the average shares outstanding method.
(3)	Based on net asset value, which does not reflect the sales charge.
(4)
The Advisor has contractually agreed, effective for an initial two-year term following the commencement of operations, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 2.50% of average net assets of the Fund for Class C shares.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6)	Not annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Institutional Class	USA Mutuals Beating Beta Fund

The table below sets forth per share data for a share outstanding of the Fund throughout the period presented.

	Period Ended
	March 31, 2016(1)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment income	0.01	(2)
Net realized and unrealized loss on investments	(0.05)
Total from investment operations	(0.04)
Net Asset Value, End of Period	$9.96
Total Return	(0.40	)%(5)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$196
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	119.58	%(6)
After waiver and expense reimbursement(3)	1.25	%(6)
Ratio of net investment loss to average net assets:
Before waiver and expense reimbursement	(117.93	)%(6)
After waiver and expense reimbursement(3)	0.40	%(6)
Portfolio turnover rate(4)	25.73	%(5)

(1)	The USA Mutuals Beating Beta Fund Institutional Class shares commenced operations on December 30, 2015.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)
The Advisor has contractually agreed, effective for an initial two-year term following the commencement of operations, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.25% of average net assets of the Fund for Institutional Class shares.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Investor Class	USA Mutuals Beating Beta Fund

The table below sets forth per share data for a share outstanding of the Fund throughout the period presented.

	Period Ended
	March 31, 2016(1)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment income	0.00	(2)(3)
Net realized and unrealized loss on investments	(0.05)
Total from investment operations	(0.05)
Net Asset Value, End of Period	$9.95
Total Return	(0.50	)%(6)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$1
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	119.50	%(7)
After waiver and expense reimbursement(4)	1.50	%(7)
Ratio of net investment loss to average net assets:
Before waiver and expense reimbursement	(117.89	)%(7)
After waiver and expense reimbursement(4)	0.11	%(7)
Portfolio turnover rate(5)	25.73	%(6)

(1)	The USA Mutuals Beating Beta Fund Investor Class shares commenced operations on December 30, 2015.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)
The Advisor has contractually agreed, effective for an initial two-year term following the commencement of operations, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.50% of average net assets of the Fund for Investor Class shares.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6)	Not annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class A	USA Mutuals Beating Beta Fund

The table below sets forth per share data for a share outstanding of the Fund throughout the period presented.

	Period Ended
	March 31, 2016(1)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment income	0.00	(2)(3)
Net realized and unrealized loss on investments	(0.05)
Total from investment operations	(0.05)
Net Asset Value, End of Period	$9.95
Total Return(4)	(0.50	)%(7)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$1
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	119.50	%(8)
After waiver and expense reimbursement(5)	1.50	%(8)
Ratio of net investment loss to average net assets:
Before waiver and expense reimbursement	(117.88	)%(8)
After waiver and expense reimbursement(5)	0.12	%(8)
Portfolio turnover rate(6)	25.73	%(7)

(1)	The USA Mutuals Beating Beta Fund Class A shares commenced operations on December 30, 2015.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)	Based on net asset value, which does not reflect the sales charge.
(5)
The Advisor has contractually agreed, effective for an initial two-year term following the commencement of operations, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 1.50% of average net assets of the Fund for Class A shares.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(7)	Not annualized.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class C	USA Mutuals Beating Beta Fund

The table below sets forth per share data for a share outstanding of the Fund throughout the period presented.

	Period Ended
	March 31, 2016(1)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01	)(2)(8)
Net realized and unrealized loss on investments	(0.06)
Total from investment operations	(0.07)
Net Asset Value, End of Period	$9.93
Total Return(3)	(0.70	)%(6)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$1
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	119.99	%(7)
After waiver and expense reimbursement(4)	2.25	%(7)
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement	(118.37	)%(7)
After waiver and expense reimbursement(4)	(0.63	)%(7)
Portfolio turnover rate(5)	25.73	%(6)

(1)	The USA Mutuals Beating Beta Fund Class C shares commenced operations on December 30, 2015.
(2)	Per share net investment loss was calculated prior to tax adjustments.
(3)	Based on net asset value, which does not reflect the sales charge.
(4)
The Advisor has contractually agreed, effective for an initial two-year term following the commencement of operations, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses) to 2.25% of average net assets of the Fund for Class C shares.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6)	Not annualized.
(7)	Annualized.
(8)	Due to the timing of capital share transactions, the per share amount of the net investment loss varies from the amounts shown in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2016

(1)	Organization

USA Mutuals (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated March 20, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The USA Mutuals Barrier Fund (“Barrier Fund”), USA Mutuals Generation Wave Growth Fund (“Generation Wave Growth Fund”), USA Mutuals Takeover Targets Fund (“Takeover Targets Fund”), USA Mutuals/WaveFront Hedged Emerging Markets Fund (“Emerging Markets Fund”), and USA Mutuals Beating Beta Fund (“Beating Beta Fund”) (each a “Fund” and collectively the “Funds”), each represent a distinct portfolio with its own investment objectives and policies within the Trust. The Barrier Fund, Takeover Targets Fund, Emerging Markets Fund, and Beating Beta Fund are all diversified funds and the Generation Wave Growth Fund is a non-diversified fund. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Trust are segregated, and a shareholder’s interest is limited to the Funds in which shares are held. Each Fund is currently authorized to offer Class A, Class C and Investor Class shares (although the Generation Wave Growth Fund currently only offers Investor Class shares), and the Barrier Fund, Takeover Targets Fund, Emerging Markets Fund, and Beating Beta Fund are authorized to offer Institutional Class shares. The four classes differ principally in their respective distribution expense arrangements as well as their respective sales and redemption fee arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Funds’ prospectus. A contingent deferred sales charge of 1.00% may be imposed on Class A share purchases of $1 million or more that are redeemed within 18 months of purchase. Class C shares are subject to a 1.00% contingent deferred sales charge for redemptions made within twelve months of purchase, in accordance with the Funds’ prospectus. The contingent deferred sales charge for these Class C shares is based on the net asset value “NAV” of the shares at the time of purchase. Investor Class and Institutional Class shares are no-load shares.

The following table presents the class-specific commencement of operations dates for each of the Funds:

Commencement of Operations
	Institutional Class	Investor Class
Barrier Fund	April 1, 2014	August 30, 2002
Generation Wave Growth Fund	N/A	June 21, 2001
Takeover Targets Fund	May 5, 2015	May 5, 2015
Emerging Markets Fund	October 2, 2015	October 2, 2015
Beating Beta Fund	December 30, 2015	December 30, 2015

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

Commencement of Operations
	Class A	Class C
Barrier Fund	December 8, 2011	December 8, 2011
Generation Wave Growth Fund	N/A	N/A
Takeover Targets Fund	May 5, 2015	May 5, 2015
Emerging Markets Fund	October 2, 2015	October 2, 2015
Beating Beta Fund	December 30, 2015	December 30, 2015

Simultaneous with the commencement of the Emerging Markets Fund’s investment operations on October 2, 2015, the WaveFront Emerging Markets Fund, L.P., a limited partnership managed by WaveFront Capital Management, L.P. (the “Predecessor Partnership”), converted into the Institutional Class shares of the Fund by contributing all of its assets to the Fund in exchange for Institutional Class shares of the Fund.  The total amount of the contribution was $2,152,444, consisting of securities, cash, and other receivables which were recorded at value as of the date of the conversion.  The transaction was considered non-taxable by management for tax purposes.  As a result of the in-kind contribution, the Emerging Markets Fund issued 215,244 shares at a $10.00 per share NAV.

The Funds are managed by USA Mutuals Advisors, Inc. (the “Advisor”).

The investment objective of the Barrier Fund is long-term growth of capital. The investment objective of the Generation Wave Growth Fund is capital appreciation over the long term with low volatility and low correlation to the equity markets. The investment objective of the Takeover Targets Fund and Beating Beta Fund is capital appreciation. The investment objective of the Emerging Markets Fund is consistent long-term capital appreciation with significantly less volatility compared to traditional emerging markets indices.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(a)	Investment Valuation

Securities traded on a national securities exchange are valued at the latest reported sale price on such exchange. Exchange traded securities and funds for which there were no transactions are valued at the latest bid prices. Mutual funds are valued at their respective NAVs. Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.

All equity securities that are listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

review by the Funds’ Advisor. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates fair value. Securities for which market quotations are not readily available and other assets for which market quotations do not accurately reflect fair value for a security held by an underlying fund or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), that security may be valued at its fair value as determined by the Advisor under the supervision of the Funds’ Board of Trustees. When the NAV of an underlying fund is unavailable, it is valued at fair value as determined by the Advisor under the supervision of the Funds’ Board of Trustees. When determining fair value, the following factors are taken into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and the lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchange where the option is traded. Non-exchange traded options will also be valued at the mean between bid and asked prices. Non-exchange traded options and options valued using mean prices when there were no trades as of measurement date will be classified as Level 2 investments. “Fair value” of other private options are valued by the Advisor under the supervision of the Funds’ Board of Trustees.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its NAV on the valuation date, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the New York Stock Exchange (the “NYSE”), generally 4:00 p.m. Eastern Time.

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between:  (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

Level 1 –	Valuations based on quoted prices for investments in active markets that the Funds have the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 –	Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).

Level 3 –	Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are illiquid. Level 3 fair values are estimated and are priced by the valuation committee as delegated by the Board of Trustees, by relying on information provided by the underlying companies. In determining fair value, both qualitative and quantitative factors are considered. A majority of Level 3 investments as of March 31, 2016 are in the craft liquor industry. Inputs may include market information related to valuations of similar companies (generally based on cases sold), specific case sale information for each company, financial statements, real estate valuations, and other factors provided by the underlying companies. The valuation methodology used for the fiscal year ended March 31, 2016, considered cases sold, real estate valuations, business plan forecasts compared to actual results, and the implementation of specific sales strategies. This approach is sensitive to changes in case sales, financial information, and estimates related to real estate valuations. A decrease in these estimates and inputs would cause fair value to decrease. The Fund also owns a debt security and warrants in Bio Soil Enhancers, Inc. The company is in the microbial soil enhancement industry. Valuation of the warrants uses the Black Scholes option valuation model, while the debt security is valued based on the provided financial information. Future sales of Bio Soil Enhancers, Inc. will influence the price of the debt securities, as will history of monthly coupon payments. Because of the inherent uncertainty of valuations utilizing the above procedures, the estimated fair values may differ from the values that another party might estimate or that would have been used had a ready market for the investment existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

The following is a summary of the inputs used to value the Funds’ investments and options written as of March 31, 2016:

Barrier Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$207,962,233	$—	$25,000	$207,987,233
Preferred Stocks	—	—	6,475,000	6,475,000
Corporate Bond	—	—	750,000	750,000
Purchased Put Option	509,000	—	—	509,000
Warrants	—	—	750	750
Short-Term Investment	3,752,007	—	—	3,752,007
Total*	$212,223,240	$—	$7,250,750	$219,473,990
Options Written	$(2,286,325)	$(465,020)	$—	$(2,751,345)

Generation Wave
Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$3,931,098	$—	$—	$3,931,098
Exchange Traded Funds	1,351,640	—	—	1,351,640
Exchange Traded Notes	624,404	—	—	624,404
Limited Partnership	299,700	—	—	299,700
Purchased Put Option	152,700	—	—	152,700
Sector Fund	99,900	—	—	99,900
Short-Term Investments	1,426,946	—	—	1,426,946
Total*	$7,886,388	$—	$—	$7,886,388
Options Written	$(77,180)	$(168,250)	$—	$(245,430)

Takeover Targets Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$213,223	$2,870	$—	$216,093
Short-Term Investment	5,570	—	—	5,570
Total*	$218,793	$2,870	$—	$221,663

Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$3,472,416	$—	$—	$3,472,416
Closed End Fund	36,717	—	—	36,717
Preferred Stocks	49,518	—	—	49,518
Short-Term Investment	63,888	—	—	63,888
Total*	$3,622,539	$—	$—	$3,622,539
Options Written	$(10,720)	$(99,250)	$—	$(109,970)

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

Beating Beta Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$199,935	$—	$—	$199,935
Short-Term Investments	15,291	—	—	15,291
Total*	$215,226	$—	$—	$215,226

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Portfolio of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Funds. It is the Funds’ policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

The following is a reconciliation of the Barrier Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended March 31, 2016:

Investments in Securities
Year Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	March 31, 2016
Fair Value as of 3/31/2015	$9,500,000
Accrued discounts/premiums	—
Realized gain	—
Realized loss	—
Change in net unrealized appreciation (depreciation)	(3,749,250)
Purchases*	1,500,000
Sales	—
Transfer into Level 3**	—
Transfer out of Level 3**	—
Fair Value as of 3/31/2016	$7,250,750
Net unrealized loss relating to Level 3
investments still held at March 31, 2016	$(3,000,000)

*	Multiple securities were purchased during the year that were classified as Level 3 securities by the Fund’s management.
**	Transfers between levels are recognized at the end of the reporting period.

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

The following is a summary of quantitative information about significant unobservable valuation inputs for the Barrier Fund for Level 3 Fair Value Measurements for investments held as of March 31, 2016:

	Fair Value as of	Valuation	Observable
Investments	March 31, 2016	Technique	Inputs
Hawaii Sea Spirits LLC –	$25,000	Discounted	Case Sales and
Class C – Common		Cash Flow	Real Estate Value

Hawaii Sea Spirits LLC –	$4,975,000	Discounted	Case Sales and
Class C – Preferred		Cash Flow	Real Estate Value

Zodiac Spirits, LLC –	$1,500,000	Discounted	Case Sales
Class A		Cash Flow

Bio Soil Enhancers, Inc. –
Corporate Bond	$750,000	Cash Flow	Revenue

Bio Soil Enhancers, Inc. –	$750	Black Scholes	Revenue Multiple
Warrants
(b)	Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and will make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Management has reviewed the Funds’ tax positions for all tax periods open to examination by the applicable U.S. federal and state tax jurisdictions. As of and during the year ended March 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the Statements of Operations. The statute of limitations on the Funds’ tax returns remains open for the years ended March 31, 2013 through March 31, 2016.

The Emerging Markets Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Emerging Markets Fund accrues such taxes, if any, when the related income is earned. Gains realized by the Emerging Markets Fund on the sale of securities in certain countries can also be subject to non-U.S. taxes. The Emerging Markets Fund records a liability based on unrealized and realized gains to provide for potential non-U.S. taxes payable upon sale of those securities, if any.

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

As of March 31, 2016, the components of accumulated earnings on a tax basis were as follows:

		Generation Wave
	Barrier Fund	Growth Fund
Cost basis of investments for
federal income tax purposes	$180,943,070	$9,577,837
Gross tax unrealized appreciation	$65,180,018	$157,323
Gross tax unrealized depreciation	(26,649,258)	(1,848,772)
Net tax unrealized appreciation/depreciation	38,530,760	(1,691,449)
Undistributed ordinary income	1,671,563	3,093
Undistributed long-term gains	12,481,786	—
Total distributable earnings	14,153,349	3,093
Other accumulated losses	(937,007)	(4,286,870)
Total accumulated gains (losses)	$51,747,102	$(5,975,226)

	Takeover	Emerging
	Targets Fund	Markets Fund
Cost basis of investments for
federal income tax purposes	$231,254	$3,461,437
Gross tax unrealized appreciation	$20,874	$349,481
Gross tax unrealized depreciation	(30,465)	(188,379)
Net tax unrealized appreciation/depreciation	(9,951)	161,102
Undistributed ordinary income	290	—
Undistributed long-term gains	—	8,028
Total distributable earnings	290	8,028
Other accumulated losses	(19,188)	(57,622)
Total accumulated gains (losses)	$(28,489)	$111,508

	Beating
	Beta Fund
Cost basis of investments for
federal income tax purposes	$211,052
Gross tax unrealized appreciation	$8,066
Gross tax unrealized depreciation	(3,892)
Net tax unrealized appreciation/depreciation	4,174
Undistributed ordinary income	183
Total distributable earnings	183
Other accumulated losses	(5,237)
Total accumulated losses	$(880)

The difference between book-basis and tax-basis unrealized appreciation is attributed primarily to the tax deferral of losses on wash sales straddles, basis adjustments, and other temporary differences.

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. For the year ended March 31, 2016, the Barrier Fund and the Generation Wave Growth Fund utilized prior years’ capital losses in the amount of $16,515,458 and $0, respectively. At March 31, 2016, the Funds had the following capital loss carryforwards:

	Capital Loss Carryover
	Short-Term	Long-Term	Expiration
Generation Wave Growth Fund	$3,259,867	$—	3/31/18
Generation Wave Growth Fund	594,657	312,951	Indefinitely
Takeover Targets Fund	19,188	—	Indefinitely
Beating Beta Fund	5,237	—	Indefinitely

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre- enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. At March 31, 2016, the Funds did not have capital loss carryforwards with an indefinite expiration.

At March 31, 2016, the Emerging Markets Fund deferred late year net investment losses of $3,953 and deferred post-October losses of $5,867.

(c)	Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short- term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. The tax character of distributions paid during the years ended March 31, 2016  and March 31, 2015 were as follows:

	Year Ended March 31, 2016		Year Ended March 31, 2015
		Long-Term	Long-Term
	Ordinary	Capital	Ordinary	Capital
	Income	Gains	Income	Gains
Barrier Fund	$2,825,851	$—	$4,046,842	$—
Generation Wave Growth Fund	$—	$—	$—	$—
Takeover Targets Fund(1)	$—	$—	N/A	N/A
Emerging Markets Fund(2)	$21,490	$1,248	N/A	N/A
Beating Beta Fund(3)	$—	$—	N/A	N/A

(1)	For the period from May 5, 2015 through March 31, 2016.
(2)	For the period from October 2, 2015 through March 31, 2016.
(3)	For the period from December 30, 2015 through March 31, 2016.

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Barrier Fund and Generation Wave Growth Fund charged a 1.00% redemption fee on shares held less than 60 days for the period April 1, 2015 through July 28, 2015. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. The Barrier Fund and Generation Wave Growth Fund retained the fee charged as paid-in capital and such fees became part of each Fund’s daily NAV calculation.

(f)	Short Positions

Each of the Barrier Fund, Generation Wave Growth Fund, and Emerging Markets Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the short positions. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. A Fund is liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, a Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 2(a) above. The amount of segregated assets are required to be adjusted daily to reflect changes in the fair value of the securities sold short. During the year ended March 31, 2016, the Barrier Fund was not invested in short positions and the Generation Wave Growth Fund was invested in short positions. During the period from October 2, 2015 through March 31, 2016, the Emerging Markets Fund was also invested in short positions.

(g)	Options

The Barrier Fund, Generation Wave Growth Fund, and Emerging Markets Fund may purchase and write call or put options on securities and indices and enter into related closing

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the fair value of an option. A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. An option that is purchased or written by a Fund is generally valued at the composite price based on the last trade on a given business day or, if there are no trades for the option, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchange where the option is traded. Non-exchange traded options will also be valued at the mean between bid and asked prices. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from written options. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund.

A Fund may use options to generate income and to hedge against losses caused by declines in the prices of stocks in their portfolios or for any other permissible purpose consistent with a Fund’s investment objectives. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to a Fund.

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

The following tables present derivative assets and liabilities net of amounts available for offset under Master Netting Agreements (“MNA”) and net of related collateral received or pledged, if any, as of March 31, 2016:

Gross Amounts Not Offset in the Statements of Assets and
Liabilities and Subject to MNA
Assets:		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
		in the	in the	offset in the Statements
	Gross	Statements	Statements	of Assets and Liabilities
	Amounts of	of	of		Collateral
	Recognized	Assets and	Assets and	Financial	(Pledged)/	Net
Description	Assets	Liabilities	Liabilities	Instruments	Received	Amount
Barrier Fund
Purchased Options	$509,000	$—	$509,000	$—	$—	$509,000

Generation Wave
Growth Fund
Purchased Options	$152,700	$—	$152,700	$—	$—	$152,700

Liabilities:		Gross	Net
		Amounts	Amounts	Gross Amounts not
		Offset	Presented	offset in the Statements
		in the	in the	of Assets and Liabilities
	Gross	Statements	Statements
	Amounts of	of	of		Collateral
	Recognized	Assets and	Assets and	Financial	(Pledged)/	Net
Description	Liabilities	Liabilities	Liabilities	Instruments	Received	Amount

Barrier Fund
Written Options	$2,751,345	$—	$2,751,345	$(2,751,345)	$—	$—

Generation Wave
Growth Fund
Written Options	$245,430	$—	$245,430	$(245,430)	$—	$—

Emerging
Markets Fund
Written Options	$109,970	$—	$109,970	$(109,970)	$—	$—

The number of option contracts written and the premiums received by the Barrier Fund during the year ended March 31, 2016 were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of year	7,530	$1,133,922
Options written	55,576	8,512,470
Options expired	(24,859)	(3,313,606)
Options covered	(4,209)	(623,818)
Options exercised	(18,364)	(3,010,998)
Options outstanding, end of year	15,674	$2,697,970

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

The number of option contracts written and the premiums received by the Generation Wave Growth Fund during the year ended March 31, 2016 were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of year	3,610	$421,577
Options written	9,352	1,533,345
Options expired	(7,064)	(770,545)
Options covered	(1,050)	(441,736)
Options exercised	(3,508)	(617,222)
Options outstanding, end of year	1,340	$125,419

The number of option contracts written and the premiums received by the Emerging Markets Fund during the period ended March 31, 2016 were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	—	$—
Options written	6,321	380,754
Options expired	(1,365)	(82,078)
Options covered	(3,822)	(231,547)
Options exercised	(54)	(3,645)
Options outstanding, end of period	1,080	$63,484

The number of option contracts purchased and the premiums paid by the Barrier Fund during the year ended March 31, 2016 were as follows:

	Number of Contracts	Premiums Paid
Options outstanding, beginning of year	—	$—
Options purchased	1,000	636,314
Options outstanding, end of year	1,000	$636,314

The number of option contracts purchased and the premiums paid by the Generation Wave Growth Fund during the year ended March 31, 2016 were as follows:

	Number of Contracts	Premiums Paid
Options outstanding, beginning of year	750	$399,857
Options purchased	4,000	2,095,020
Options sold	(2,450)	(1,317,609)
Options expired	(1,450)	(597,181)
Options exercised	(550)	(388,075)
Options outstanding, end of year	300	$192,012

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2016:

Derivative Investment Type	Value	Location
Asset Derivatives

Barrier Fund
Purchased Options –	$509,000	Investments in unaffiliated
equity index contracts		issuers, at value

Generation Wave Growth Fund
Purchased Options –	$152,700	Investments in unaffiliated
equity index contracts		issuers, at value

Liability Derivatives

Barrier Fund
Written Options – equity contracts	$(2,751,345)	Written options, at value

Generation Wave Growth Fund
Written Options – equity contracts	$(245,430)	Written options, at value

Emerging Markets Fund
Written Options – equity contracts	$(109,970)	Written options, at value

The following is a summary of the effect of derivative investments on the Statements of Operations for the period ended March 31, 2016:

	Realized Gain
Derivative Investment Type	(Loss) on Options	Location
Barrier Fund
Written Options – equity contracts	$2,844,245	Net realized gain (loss)
		from written options
Generation Wave Growth Fund
Purchased Options –	$(1,189,101)	Net realized gain (loss)
equity index contracts		from purchased options

Written Options – equity contracts	$848,116	Net realized gain (loss)
		from written options
Emerging Markets Fund
Written Options – equity contracts	$2,500	Net realized gain (loss)
		from written options

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

	Change in
	Unrealized
	Appreciation/
	Depreciation
Derivative Investment Type	on Options	Location
Barrier Fund
Purchased Options –	$(127,314)	Change in net unrealized
equity index contracts		appreciation/depreciation
		on purchased options

Written Options – equity contracts	$(392,022)	Change in net unrealized
		appreciation/depreciation
		on written options
Generation Wave Growth Fund
Purchased Options —	$29,795	Change in net unrealized
equity index contracts		appreciation/depreciation
		on purchased options

Written Options – equity contracts	$(203,108)	Change in net unrealized
		appreciation/depreciation
		on written options
Emerging Markets Fund
Written Options – equity contracts	$(46,486)	Change in net unrealized
		appreciation/depreciation
		on written options

(h)	Other

Investment transactions and shareholder transactions are accounted for on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Expenses incurred by the Funds that do not relate to a specific Fund or Class are allocated to the individual Funds and Classes based on each Fund’s and Class’s relative net assets or other appropriate basis (as determined by the Board of Trustees).

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

(i)	Foreign Currency Translation

Values of investments denominated in foreign currencies are translated to U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of the securities held. Such gains or losses are included with the net realized and unrealized gain or loss from investments, as appropriate.

Foreign securities may involve more risks than those associated with U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, and resource self- sufficiency. Additional risks include currency fluctuations, political and economic instability, imposition of foreign withholding taxes, differences in financial reporting standards and less stringent regulation of securities markets.

(j)	Reclassifications of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the year ended March 31, 2016(1), the following table shows the reclassifications made:

	Accumulated	Accumulated
	Net Investment	Net Realized
	Income/(Loss)	Gain/(Loss)	Paid-in Capital
Barrier Fund	$(27,162)	$27,163	$(1)
Generation Wave Growth Fund	3,995	(3,995)	—
Takeover Targets Fund	6	—	(6)
Emerging Markets Fund	1,736	5,709	(7,445)
Beating Beta Fund	—	—	—

(1)
For the year ended March 31, 2016 for the Barrier Fund and Generation Wave Growth Fund, the period from May 5, 2015 through March 31, 2016 for the Takeover Targets Fund, the period from October 2, 2015 through March 31, 2016 for the Emerging Markets Fund, and the period from December 30, 2015 through March 31, 2016 for the Beating Beta Fund.

(k)	Subsequent Events

In preparing these financial statements, management has performed an evaluation of subsequent events after March 31, 2016 through the date the financial statements were issued and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in the financial statements.

(l)	Offering Costs

Offering Costs are capitalized and expensed over 12 months on a straight-line basis.  At March 31, 2016, the remaining amount of offering costs to be expensed amounted to

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

$1,161 for the Takeover Targets Fund, $7,723 for the Emerging Markets Fund and $1,662 for the Beating Beta Fund.

(m)	Organization Expenses

Expenses incurred by the Takeover Targets Fund, Emerging Markets Fund and Beating Beta Fund in connection with the organization were expensed as incurred.  Subsequent to its formation, each Fund incurred organizational costs, which were reimbursed by the Advisor, of $3,620 for the Takeover Targets Fund, $16,937 for the Emerging Markets Fund, and $1,804 for the Beating Beta Fund for the period ended March 31, 2016.  These expenses are subject to potential recovery by the Advisor.  See Note 3.

(3)	Transactions with Affiliates

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom officers of the Trust are affiliated, to furnish investment advisory services to the Funds.

Under the terms of the Agreement, the Trust, on behalf of the Funds, the Adviser is entitled to receive a fee as follows:

	Annual Advisory Fee
	as a Percentage of the	Management Fees for
	Average Daily Net	the Period Ended
	Assets of the Fund	March 31, 2016(1)
Barrier Fund	0.95%	$2,155,705
Generation Wave Growth Fund	0.95%	80,492
Takeover Targets Fund	1.00%	2,044
Emerging Markets Fund	1.25%	17,267
Beating Beta Fund	1.00%	467

(1)
For the year ended March 31, 2016 for the Barrier Fund and Generation Wave Growth Fund, the period from May 5, 2015 through March 31, 2016 for the Takeover Targets Fund, the period from October 2, 2015 through March 31, 2016 for the Emerging Markets Fund, and the period from December 30, 2015 through March 31, 2016 for the Beating Beta Fund.

The Advisor has contractually agreed, effective through July 31, 2016, to limit the Funds’ total annual operating expenses (exclusive of taxes, interest, and dividends on short positions, brokerage, acquired fund fees and expenses, and extraordinary expenses) as follows:

	Expense Cap Limitations
	Institutional		Investor
	Class		Class	Class A		Class C
Barrier Fund	1.24%		1.49%	1.49%		2.24%
Generation Wave Growth Fund	N/	A	1.75%	N/	A	N/	A
Takeover Targets Fund	1.25%		1.50%	1.50%		2.25%
Emerging Markets Fund	1.50%		1.75%	1.75%		2.50%
Beating Beta Fund	1.25%		1.50%	1.50%		2.25%

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Advisor shall only

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

be entitled to recoup such amounts for a period of three years after the end of the fiscal year in which the fee was waived or reimbursed. Expenses will only be recouped if the current expense ratio is lower than the expense cap in place at the time such expense was waived.

For the period ended March 31, 2016 the following amounts were waived for each of the Funds:

Expenses Waived by Advisor for the
Period Ended March 31, 2016(1)
Barrier Fund	$—
Generation Wave Growth Fund	58,111
Takeover Targets Fund	101,799
Emerging Markets Fund	102,809
Beating Beta Fund	55,326

(1)
For the year ended March 31, 2016 for the Barrier Fund and Generation Wave Growth Fund, the period from May 5, 2015 through March 31, 2016 for the Takeover Targets Fund, the period from October 2, 2015 through March 31, 2016 for the Emerging Markets Fund, and the period from December 30, 2015 through March 31, 2016 for the Beating Beta Fund.

The following table shows the remaining waived or reimbursed expenses in the Funds subject to potential recoupment expiring in:

	Generation Wave	Takeover	Emerging	Beating
	Growth Fund	Targets Fund	Markets Fund	Beta Fund
2017	$77,300	$—	$—	$—
2018	93,549	—	—	—
2019	58,111	101,799	102,809	55,326

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds.

For the period ended March 31, 2016, the Funds incurred the following fees for administration, fund accounting, custody fees and transfer agent fees and expenses:

	Administration, Fund
	Accounting, and	Transfer Agent Fees
	Custody Fees for the	and Expenses for the
	Period Ended	Period Ended
	March 31, 2016(1)	March 31, 2016(1)
Barrier Fund	$254,035	$176,792
Generation Wave Growth Fund	24,354	8,775
Takeover Targets Fund	24,773	8,383
Emerging Markets Fund	41,064	9,217
Beating Beta Fund	16,553	2,257

(1)
For the year ended March 31, 2016 for the Barrier Fund and Generation Wave Growth Fund, the period from May 5, 2015 through March 31, 2016 for the Takeover Targets Fund, the period from October 2, 2015 through March 31, 2016 for the Emerging Markets Fund, and the period from December 30, 2015 through March 31, 2016 for the Beating Beta Fund.

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) on behalf of the Barrier Fund, Takeover Targets Fund, Emerging Markets Fund, and Beating Beta Fund which authorizes them to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of a Fund’s average daily net assets for Investor Class shares and 1.00% for Class C shares for services to prospective Fund shareholders and distribution of Fund shares. Under the Rule 12b-1 Plan, a Fund may pay an annual Rule 12b-1 distribution fee up to 0.50% for Class A shares.  For the 12-month period covered by this report, the Funds’ Board of Trustees has authorized a Rule 12b-1 distribution fee of only 0.25% for Class A shares. The expenses covered by the 12b-1 Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the 12b-1 Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Quasar Distributors, LLC is affiliated with a Trustee of the Trust, U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A.

For the period ended March 31, 2016(1), the amounts accrued were as follows:

	Distribution Plan Accruals
	Investor Class	Class A	Class C
Barrier Fund	$471,728	$49,675	$182,797
Takeover Targets Fund	2	2	9
Emerging Markets Fund	1	278	5
Beating Beta Fund	1	1	2

(1)
 For the year ended March 31, 2016 for the Barrier Fund, the period from May 5, 2015 through March 31, 2016 for the Takeover Targets Fund, the period from October 2, 2015 through March 31, 2016 for the Emerging Markets Fund, and the period from December 30, 2015 through March 31, 2016 for the Beating Beta Fund.

The following issuer was affiliated with the  Barrier Fund, as the Fund held 5% or more of the outstanding voting securities of the issuer during the year ended March 31, 2016. No issuers were affiliated with the Generation Wave Growth Fund during the year ended March 31, 2016, the Takeover Targets Fund for the period from May 5, 2015 through March 31, 2016, the Emerging Markets Fund for the period from October 2, 2015 through March 31, 2016, and the Beating Beta Fund for the period from December 30, 2015 through March 31, 2016. See Section (2)(a)(3) of the 1940 Act.

Barrier Fund

	Share			Share
	Balance			Balance
	At			At			Cost At	Value At
	April 1,			Mar. 31,	Dividend	Realized	Mar. 31,	Mar. 31,
Issuer Name	2015	Additions	Reductions	2016	Income	Gain/Loss	2016	2016
Zodiac
Spirits,
LLC –
Class A	5,000	—	—	5,000	$—	$—	$5,000,000	$1,500,000

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

(4)	Capital Share Transactions

Transactions in shares of the Barrier Fund Institutional Class were as follows:

	Year Ended		Year Ended
	March 31, 2016		March 31, 2015
	Amount	Shares	Amount	Shares
Beginning shares		1,387		—
Shares sold	$92,038	3,109	$41,073	1,384
Shares issued to holders
in reinvestment
of distributions	687	24	99	3
Shares redeemed	(16,267)	(558)	—	—
Net increase	$76,458	2,575	$41,172	1,387
Ending shares		3,962		1,387

Transactions in shares of the Barrier Fund Investor Class were as follows:

	Year Ended		Year Ended
	March 31, 2016		March 31, 2015
	Amount	Shares	Amount	Shares
Beginning shares		7,499,622		8,469,393
Shares sold	$21,811,892	756,049	$65,639,518	2,222,955
Shares issued to holders
in reinvestment
of distributions	2,229,107	78,600	3,338,714	111,888
Shares redeemed	(64,733,415)	(2,220,106)	(97,474,483)	(3,304,614)
Other transactions(1)	29,863	—	—	—
Net decrease	$(40,662,553)	(1,385,457)	$(28,496,251)	(969,771)
Ending shares		6,114,165		7,499,622

Transactions in shares of the Barrier Fund Class A were as follows:

	Year Ended		Year Ended
	March 31, 2016		March 31, 2015
	Amount	Shares	Amount	Shares
Beginning shares		794,229		703,992
Shares sold	$2,254,878	77,212	$8,399,716	284,866
Shares issued to holders
in reinvestment
of distributions	214,860	7,606	277,454	9,337
Shares redeemed	(8,184,320)	(282,145)	(5,984,426)	(203,966)
Other transactions(1)	2,704	—	—	—
Net increase (decrease)	$(5,711,878)	(197,327)	$2,692,744	90,237
Ending shares		596,902		794,229

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

Transactions in shares of the Barrier Fund Class C were as follows:

	Year Ended		Year Ended
	March 31, 2016		March 31, 2015
	Amount	Shares	Amount	Shares
Beginning shares		704,023		543,513
Shares sold	$1,078,060	37,415	$7,829,847	267,410
Shares issued to holders
in reinvestment
of distributions	134,811	4,828	156,768	5,307
Shares redeemed	(4,757,887)	(166,951)	(3,242,554)	(112,207)
Other transactions(1)	1,159	—	—	—
Net increase (decrease)	$(3,543,857)	(124,708)	$4,744,061	160,510
Ending shares		579,315		704,023
Total decrease for
the Fund	$(49,841,830)		$(21,018,274)

(1)	Reimbursement from USA Mutuals Advisors, Inc. due to NAV error.

Transactions in shares of the Generation Wave Growth Fund Investor Class were as follows:

	Year Ended		Year Ended
	March 31, 2016		March 31, 2015
	Amount	Shares	Amount	Shares
Beginning shares		1,204,369		1,496,229
Shares sold	$119,421	15,360	$186,755	21,172
Shares redeemed	(1,373,325)	(176,012)	(2,694,722)	(313,032)
Net decrease	$(1,253,904)	(160,652)	$(2,507,967)	(291,860)
Ending shares		1,043,717		1,204,369

Transactions in shares of the Takeover Targets Fund Institutional Class were as follows:

	Period Ended
	March 31, 2016(1)
	Amount	Shares
Beginning shares		—
Shares sold	$260,672	26,241
Shares redeemed	(12,599)	(1,559)
Net increase	$248,073	24,682
Ending shares		24,682

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

Transactions in shares of the Takeover Targets Fund Investor Class were as follows:

	Period Ended
	March 31, 2016(1)
	Amount	Shares
Beginning shares		—
Shares sold	$1,100	110
Net increase	$1,100	110
Ending shares		110

Transactions in shares of the Takeover Targets Fund Class A were as follows:

	Period Ended
	March 31, 2016(1)
	Amount	Shares
Beginning shares		—
Shares sold	$1,100	110
Net increase	$1,100	110
Ending shares		110

Transactions in shares of the Takeover Targets Fund Class C were as follows:

	Period Ended
	March 31, 2016(1)
	Amount	Shares
Beginning shares		—
Shares sold	$1,100	110
Net increase	$1,100	110
Ending shares		110
Total increase
for the Fund	$251,373

(1)	Commencement of operations was May 5, 2015.

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

Transactions in shares of the Emerging Markets Fund Institutional Class were as follows:

	Period Ended
	March 31, 2016(1)
	Amount	Shares
Beginning shares		—
Shares sold	$906,336	88,421
Shares issued from
transfer in-kind	2,152,444	215,244
Shares issued to holders
in reinvestment
of distributions	22,222	2,168
Shares redeemed	(43,882)	(4,403)
Net increase	$3,037,120	301,430
Ending shares		301,430

Transactions in shares of the Emerging Markets Fund Investor Class were as follows:

	Period Ended
	March 31, 2016(1)
	Amount	Shares
Beginning shares		—
Shares sold	$1,250	124
Shares issued to holders
in reinvestment
of distributions	8	1
Net increase	$1,258	125
Ending shares		125

Transactions in shares of the Emerging Markets Fund Class A were as follows:

	Period Ended
	March 31, 2016(1)
	Amount	Shares
Beginning shares		—
Shares sold	$597,146	62,081
Shares issued to holders
in reinvestment
of distributions	479	47
Net increase	$597,625	62,128
Ending shares		62,128

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

Transactions in shares of the Emerging Markets Fund Class C were as follows:

	Period Ended
	March 31, 2016(1)
	Amount	Shares
Beginning shares		—
Shares sold	$1,000	100
Shares issued to holders
in reinvestment
of distributions	8	1
Net increase	$1,008	101
Ending shares		101
Total increase
for the Fund	$3,637,011

(1)	Commencement of operations was October 2, 2015.

Transactions in shares of the Beating Beta Fund Institutional Class were as follows:

	Period Ended
	March 31, 2016(1)
	Amount	Shares
Beginning shares		—
Shares sold	$197,000	19,700
Net increase	$197,000	19,700
Ending shares		19,700

Transactions in shares of the Beating Beta Fund Investor Class were as follows:

	Period Ended
	March 31, 2016(1)
	Amount	Shares
Beginning shares		—
Shares sold	$1,000	100
Net increase	$1,000	100
Ending shares		100

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

Transactions in shares of the Beating Beta Fund Class A were as follows:

	Period Ended
	March 31, 2016(1)
	Amount	Shares
Beginning shares		—
Shares sold	$1,000	100
Net increase	$1,000	100
Ending shares		100

Transactions in shares of the Beating Beta Fund Class C were as follows:

	Period Ended
	March 31, 2016(1)
	Amount	Shares
Beginning shares		—
Shares sold	$1,000	100
Net increase	$1,000	100
Ending shares		100
Total increase
for the Fund	$200,000

(1)	Commencement of operations was December 30, 2015.

The following table indicates the number of shareholders who held a significant portion of the shares of each Class’s outstanding shares as of March 31, 2016.  Investment activities of these shareholders could have a material effect on each Fund.

		Number of
Fund	Share Class	Shareholders	% Held
Takeover Targets Fund	Institutional Class	1	79.80	%*
Takeover Targets Fund	Investor Class	1	90.91	%*
Takeover Targets Fund	Class A	1	90.91	%*
Takeover Targets Fund	Class C	1	90.91	%*
Emerging Markets Fund	Institutional Class	1	39.55%
Emerging Markets Fund	Investor Class	1	80.56	%*
Emerging Markets Fund	Class C	1	100.00	%*
Beating Beta Fund	Institutional Class	1	100.00	%*
Beating Beta Fund	Investor Class	1	100.00	%*
Beating Beta Fund	Class A	1	100.00	%*
Beating Beta Fund	Class C	1	100.00	%*

*	% held by the Advisor, USA Mutuals Advisors, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2016

(5)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments and option transactions for the Barrier Fund and the Generation Wave Growth Fund for the year ended March 31, 2016 and the aggregate purchases and sales of securities, excluding short-term investments and transfer in kind transactions for the Emerging Markets Fund, for the Takeover Targets Fund for the period from May 5, 2015 through March 31, 2016, the Emerging Markets Fund for the period October 2, 2015 through March 31, 2016, and the Beating Beta Fund for the period December 30, 2015 through March 31, 2016 are summarized below:

		Generation Wave	Takeover
	Barrier Fund	Growth Fund	Targets Fund
Purchases	$131,978,412	$22,553,278	$612,075
Sales	171,392,444	24,118,513	360,843

	Emerging	Beating
	Markets Fund	Beta Fund
Purchases	$2,193,796	$253,649
Sales	881,258	48,703

There were no purchases or sales of U.S. government securities during the periods ended March 31, 2016.

(6)	Credit Facility

U.S. Bank, N.A. has made available to the Barrier Fund and the Generation Wave Growth Fund an unsecured credit facility pursuant to a Loan and Security Agreement for the Barrier Fund and the Generation Wave Growth Fund which matures, unless renewed, on March 7, 2017. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions and the right of setoff on each Fund’s assets, in connection with shareholder redemptions. The Barrier Fund and the Generation Wave Growth Fund may borrow up to the lesser of $8,500,000 and $750,000, respectively, or certain percentage amounts based on the net assets of the Barrier Fund and the Generation Wave Growth Fund.

The interest rate paid by the Barrier Fund and the Generation Wave Growth Fund on outstanding borrowings is equal to the Prime Rate, which was 3.50% as of March 31, 2016. During the year ended March 31, 2016, the Barrier Fund had average outstanding borrowings of $115,418 under the credit facility and paid a weighted average interest rate of 3.32%, totaling $3,895 which is shown as interest expense on the Statement of Operations. The Generation Wave Growth Fund did not borrow from the credit facility during the year ended March 31, 2016. The December 23, 2015 balance of $2,632,000 for the Barrier Fund was the maximum borrowing during the year ended March 31, 2016.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
USA Mutuals

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments and schedules of options written, of USA Mutuals comprising USA Mutuals Barrier Fund, USA Mutuals Beating Beta Fund, USA Mutuals Generation Wave Growth Fund, USA Mutuals Takeover Targets Fund, and USA Mutuals/WaveFront Hedged Emerging Markets Fund (the “Funds”) as of March 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for USA Mutuals Barrier Fund and USA Mutuals Generation Wave Growth Fund, and the related statements of operations and changes in net assets, and financial highlights for the period December 30, 2015 (commencement of operations) through March 31, 2016 for USA Mutuals Beating Beta Fund, and the related statements of operations and changes in net assets, and financial highlights for the period May 5, 2015 (commencement of operations) through March 31, 2016 for USA Mutuals Takeover Targets Fund, and the related statements of operations and changes in net assets, and financial highlights for the period October 2, 2015 (commencement of operations) through March 31, 2016 for USA Mutuals/WaveFront Hedged Emerging Markets Fund.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting USA Mutuals as of March 31, 2016, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
May 31, 2016

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Trustees”) of USA Mutuals (the “Trust”) met on December 11, 2015 to consider the renewal of the Amended and Restated Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the USA Mutuals Generation Wave Growth Fund (the “Fund”), a series of the Trust, and USA Mutuals Advisors, Inc., the Fund’s investment advisor (the “Advisor”).  In advance of the meeting, the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”) requested and received materials to assist them in considering the renewal of the Agreement, including a written response by the Advisor to specific questions forwarded by the Trust’s outside legal counsel on behalf of the Independent Trustees.  The materials provided contained information with respect to the factors noted below, including copies of the Agreement and the Trust’s amended and restated expense waiver and reimbursement agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the performance, management fees and other expenses of the Fund, Fund distribution information and due diligence materials relating to the Advisor (including a copy of the Advisor’s Form ADV, select financial information of the Advisor and other pertinent information). The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fees and other expense information and quarterly reports from the Trust’s chief compliance officer.  Based on their evaluation of the information provided by the Advisor, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the continuation of the Agreement through July 31, 2016.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Advisor to the Fund and the amount of time devoted to the Fund’s affairs by the Advisor’s staff.  The Trustees considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Fund, including the investment strategies implemented by the Advisor, as well as the qualifications, experience and responsibilities of Mr. Gerald Sullivan as the Fund’s portfolio manager and other key personnel, noting recent additions to key personnel at the Advisor involved in the day-to-day activities of the Fund.  The Trustees considered information provided by the Advisor in response to the Board’s Section 15(c) requests, including the structure of the Advisor’s compliance program and the Advisor’s marketing activity and its continuing commitment to the Fund.  The Trustees noted that during the course of the prior year they had met with representatives of the Advisor in person to discuss the Fund’s performance and outlook, along with the marketing and compliance efforts made by the

Advisor throughout the year. The Trustees discussed in detail the Advisor’s handling of compliance matters, including the quarterly and annual reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Advisor’s compliance program. The Trustees concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the investment advisory agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Advisor’s compliance program, were satisfactory.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISOR

In assessing the quality of the portfolio management services delivered by the Advisor, the Trustees compared the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to a benchmark index (the S&P 500® Index), and in comparison to a peer group of U.S. open-end multi-alternative funds constructed by data from Morningstar Direct.

The Trustees noted that the Fund’s performance for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2015 was below the median for the Fund’s peer group.  The Trustees further noted that the performance fell within the third quartile for the three-year and five-year periods and within the fourth quartile for the year-to-date, one-year, and ten-year periods. The Fund’s performance for the ten-year period ended September 30, 2015 was the worst compared to the Fund’s peer group.  The Trustees also reviewed the Fund’s performance for the quarter-end, one-year, three-year, five-year, ten-year and since inception periods ended September 30, 2015, and noted that the Fund had negative absolute returns but had relative outperformance compared to the S&P 500® Index for the quarter-end period and that the Fund lagged the S&P 500® Index for all other periods.

After considering all of the information, the Trustees concluded that the performance obtained by the Advisor for the Fund lagged most comparisons and the Trustees would continue to review the Fund’s performance on a quarterly basis, taking into account the Fund’s investment strategy changes implemented in July 2013 and recent improvements in performance.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Advisor’s continued management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISOR

The Trustees considered the cost of services and the structure of the Advisor’s management fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections.  The Trustees considered the cost structure of the Fund relative to its Morningstar Peer Group.  The Trustees also considered the fee waivers and expense reimbursements provided by the Advisor.

The Trustees also considered the overall profitability of the Advisor, reviewing the Advisor’s financial information and the Fund’s semi-annual report to shareholders for the period ended September 30, 2015 and noted the extent to which the Advisor had subsidized the Fund’s operations under the expense cap agreement.  The Trustees examined the level of profits realized by the Advisor from the fees payable under the Advisory Agreement and the expense subsidization undertaken by the Advisor with respect to the Fund, as well as the Fund’s brokerage arrangements, noting that the Advisor uses soft dollars to pay for limited research.  These considerations were based on materials requested by the Board specifically for the meeting on December 11, 2015, as well as the meetings on May 20, 2015 and August 24, 2015 and the presentations made by the Advisor over the course of the year.

The Trustees noted the Advisor had waived management fees during the past year to the extent necessary to operate the Fund at its expense cap of 1.75%.  The Trustees noted that the Fund’s contractual management fee of 0.95% was in the second quartile and was below the Fund’s peer group average of 1.11%, which fell in the third quartile.

The Trustees also noted that the Fund was currently operating above its expense cap of 1.75%.  The Trustees observed that the Fund’s net expense ratio of 1.75% fell within the fourth quartile, above the Fund’s peer group average of 1.40% which fell within the third quartile.

The Trustees concluded that the Fund’s expenses and the management fees paid to the Advisor were fair and reasonable in light of the comparative performance, expense and management fee information reviewed but that fees and expenses should continue to be assessed.  The Trustees further concluded that the Advisor’s profit from sponsoring the Fund had not been, and currently was not, excessive and that the Advisor maintained adequate profit levels to support the services to the Fund.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Advisor’s fee structure, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Advisor and the Fund at the Fund’s current asset level.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be received by the Advisor from its association with the Fund.  The Trustees concluded that any benefits the Advisor may receive, such as greater name recognition, greater exposure to press coverage, or increased ability to obtain research or brokerage services, appear to be reasonable, and in general could benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, it was the judgment of the Trustees, including a majority of the Independent Trustees, that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Trustees”) of USA Mutuals (the “Trust”) met on December 11, 2015 to consider the approval of an amendment to the Amended and Restated Investment Advisory Agreement (the “Agreement”), between the Trust, on behalf of the USA Mutuals Beating Beta Fund (the “Beating Beta Fund”) and USA Mutuals Dynamic Market Opportunity Fund (the “Dynamic Market Opportunity Fund”) (each, a “Fund,” and collectively, the “Funds”), each a proposed new series of the Trust, and USA Mutuals Advisors, Inc., the Funds’ investment advisor (the “Advisor”).  In advance of the meeting, the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”) requested and received materials to assist them in considering the approval of the Agreement, including a written response by the Advisor to specific questions forwarded by the Trust’s outside legal counsel on behalf of the Independent Trustees.  The materials provided contained information with respect to the factors noted below, including copies of the Agreement and the Trust’s amendment to the amended and restated expense waiver and reimbursement agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Agreement and detailed comparative information relating to the management fees and other expenses of the Funds.  The Trustees also received information relating to the Advisor periodically throughout the year that was relevant to the Agreement approval process, including quarterly reports from the Trust’s chief compliance officer.  In considering approval of the Agreement, the Trustees also reviewed the Trust’s post-effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, related to the initial registration of the Funds.  Based on their evaluation of the information provided by the Advisor, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Agreement for an initial two-year term following the commencement of operations of the Funds.

DISCUSSION OF FACTORS CONSIDERED

In considering the approval of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services that would be provided by the Advisor to the Beating Beta Fund and the Dynamic Market Opportunity Fund and the amount of time that would be devoted by the Advisor’s staff to the Funds’ operations.  The Trustees considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Beating Beta Fund and the Dynamic Market Opportunity Fund, as well as the qualifications, experience and responsibilities of key personnel at the Advisor who would be involved in the day-to-day activities of the Funds.  The Trustees reviewed the structure of the Advisor’s compliance program as previously reviewed at other meetings of the Board and commitment to Fund growth based upon information provided by the Advisor in response to a Section 15(c) request, which was included in the meeting materials, as well as information provided by the Advisor in response to Section 15(c) requests which were reviewed by the Board at previous meetings held on May 20, 2015 and August 24, 2015.  The Trustees also noted any services that extended beyond portfolio management and they considered the overall capability of the Advisor.  The Trustees noted they had been assured by the Trust’s CCO in his reports to the Board made throughout the past year that the Advisor’s policies and procedures and compliance program continued to be compliant with Rule 206(4)-7(a) promulgated under the Investment Advisers Act of 1940, as amended.  The Trustees concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the investment advisory agreement and that the nature, overall quality and extent of the management services to be provided to the Beating Beta Fund and the Dynamic Market Opportunity Fund were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE ADVISOR

In assessing the portfolio management services to be provided by the Advisor, the Trustees considered the investment management experience of Mr. Gerald Sullivan and Mr. Charles Clarke, the Beating Beta Fund’s proposed portfolio managers, and the investment management experience of Mr. Albert Hu and Mr. Alan Hu, the Dynamic Market Opportunity Fund’s proposed portfolio managers.  The Trustees noted the Advisor does not currently manage any accounts with investment strategies substantially similar to that which would be applied to the Beating Beta Fund or the Dynamic Market Opportunity Fund, but that Mr. Albert Hu and Mr. Alan Hu have managed and currently manage, accounts with investment strategies substantially similar to the Dynamic Market Opportunity Fund and the composite performance for those accounts has outperformed the S&P 500® Index for the one-year, five-year and since inception (10/1/09) periods ended December 31, 2014.  After considering all of the information, the Trustees concluded that the Beating Beta Fund and the Dynamic Market Opportunity Fund and their shareholders were likely to benefit from the Advisor’s management.

3.	COSTS OF SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISOR

The Trustees then considered the cost of services and the structure of the Beating Beta Fund’s and the Dynamic Market Opportunity Fund’s proposed management fees, including a review of the expense analyses and other pertinent material with respect to the Funds.  The Trustees reviewed statistical information and other materials provided, including the comparative expenses, expense components and peer group selection.  The Trustees considered data relating to the cost structure of the Beating Beta Fund relative to a peer group of U.S. open-end large blend funds, and considered data relating to the cost structure of the Dynamic Market Opportunity Fund relative to a peer group of U.S. open-end managed futures funds, as compiled by Morningstar Direct.  The Board considered the Beating Beta Fund’s proposed management fee of 1.00%, noting that the fee fell within the third quartile for the Fund’s peer group, above the peer group average of 0.80%, which also fell into the third quartile. The Board then considered the Dynamic Market Opportunity Fund’s proposed management fee of 1.75%, noting that the fee fell within the fourth quartile for the Fund’s peer group, above the peer group average of 1.33%, which fell into the third quartile.

The Board further noted that the Advisor had agreed to waive its management fees and/or reimburse fund expenses for an initial one-year term following the effective date of the prospectus for the Beating Beta Fund and the Dynamic Market Opportunity Fund, so that the total annual fund operating expenses for the Beating Beta Fund do not exceed 1.25%, 1.50%, 1.50% and 2.25% of the Fund’s average daily net assets for Institutional Class, Investor Class, Class A and Class C shares, respectively, and so that the total annual fund operating expenses for the Dynamic Market Opportunity Fund do not exceed 1.99%, 2.24%, 2.24% and 2.99%, of the Fund’s average daily net assets for Institutional Class, Investor Class, Class A and Class C shares, respectively.  The Board noted that the Beating Beta Fund’s net expense ratio of 1.25% for Institutional Class shares fell between the third and fourth quartiles, above the Fund’s peer group average of 0.96%, which fell into the second quartile. The Board noted that the Dynamic Market Opportunity Fund’s net expense ratio of 1.99% for Institutional Class shares fell between the third and fourth quartiles, above the Fund’s peer group average of 1.69%, which fell into the second quartile.

The Trustees also considered the overall profitability of the Advisor that may result from its management of the Beating Beta Fund and the Dynamic Market Opportunity Fund, noting that the Advisor may need to subsidize the Funds’ operations during the initial start-up period.  The Trustees also examined the level of profits that could be expected to accrue to the Advisor from the fees payable under the investment advisory agreement with respect to the Beating Beta Fund and the Dynamic Market Opportunity Fund.

The Trustees concluded that the Beating Beta Fund’s and the Dynamic Market Opportunity Fund’s expenses and the fees to be paid to the Advisor were fair and reasonable in light of the comparative expense and management fee information and the investment management services to be provided to the Funds by the Advisor.  The Trustees further concluded that the Advisor’s profit, if any, from sponsoring the Beating Beta Fund and the Dynamic Market Opportunity Fund would not be excessive and that the Advisor maintained adequate profit levels to support the services to the Funds.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees concluded that the potential economies of scale that the Beating Beta Fund and the Dynamic Market Opportunity Fund might realize would be achievable under the structure of the proposed management fees and each Fund’s expenses.  With respect to the Advisor’s fee structure and any applicable expense waivers, the Trustees concluded that the potential economies of scale with respect to the Beating Beta Fund and the Dynamic Market Opportunity Fund were acceptable.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees considered the direct and indirect benefits that could be received by the Advisor from its association with the Beating Beta Fund and the Dynamic Market Opportunity Fund.  The Trustees concluded that the benefits the Advisor may receive, such as greater name recognition, appear to be reasonable, and in many cases may benefit the Beating Beta Fund and the Dynamic Market Opportunity Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the approval of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Beating Beta Fund’s and the Dynamic Market Opportunity Fund’s surrounding circumstances.  Based on this review, it was the judgment of the Trustees, including a majority of the Independent Trustees, that the approval of the Agreement was in the best interests of the Funds and their shareholders.

As of the date of this report, the Dynamic Market Opportunity Fund has not commenced operations.

ADDITIONAL INFORMATION (Unaudited)

Information about Trustees

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees. Information pertaining to the Trustees of the Funds is set forth below. The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-866-264-8783.

Non-Interested Trustees

		Term of	Principal	Number of	Other
	Position	Office and	Occupation	Portfolios	Directorships
Name,	Held with	Length of	During Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Michael D. Akers, Ph.D.	Independent	Indefinite term;	Professor and	5	Independent
615 E. Michigan Street	Trustee	Since 2001	Chair, Department		Trustee, Trust for
Milwaukee, WI 53202			of Accounting,		Professional
Age: 60			Marquette		Managers (an
			University		open-end investment
			(2004 - present)		company with
thirty-seven
portfolios)

Gary A. Drska	Independent	Indefinite term;	Pilot, Frontier/	5	Independent
615 E. Michigan Street	Trustee	Since 2001	Midwest Airlines		Trustee, Trust for
Milwaukee, WI 53202			(Airline Company)		Professional
Age: 59			(1986 - present)		Managers (an
open-end investment
company with
thirty-seven
portfolios)

Interested Trustee and Officers

		Term of	Principal	Number of	Other
	Position(s)	Office and	Occupation	Portfolios	Directorships
Name,	Held with	Length of	During Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Joseph C. Neuberger*	Trustee	Indefinite term;	Executive	5	Trustee, Trust for
615 E. Michigan Street	and	Since 2001	Vice President,		Professional
Milwaukee, WI 53202	Chairperson		U.S. Bancorp Fund		Managers (an
Age: 53			Services, LLC		open-end
			(1994 - present)		investment
company with
thirty-seven
portfolios); Trustee,
Buffalo Funds (an
open-end investment
company with
ten portfolios)

*
This trustee is considered an “interested person” as defined in the 1940 Act because of his affiliation with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide fund accounting, administration, transfer agency and custodian services to the Funds.

ADDITIONAL INFORMATION (Unaudited) (Continued)

Interested Trustee and Officers (Continued)

		Term of	Principal
	Position(s)	Office and	Occupation
Name,	Held with	Length of	During Past
Address and Age	the Trust	Time Served	Five Years

Jerry Szilagyi	President	Indefinite term;	President, USA Mutuals Advisors, Inc. (March 2011 -
Plaza of the Americas		Since 2011	present); Managing Member, Catalyst Capital Advisors
700 N. Pearl Street,			LLC (January 2006 - present); Member, Catalyst Mutuals
Suite 900			Funds Distributors LLC (January 2015 - present);
Dallas, TX 75201			Member, AlphaCentric Advisors LLC (February 2014 -
Age: 53			present); President, MFund Distributors LLC (October
2012 - present); President, MFund Services LLC
(January 2012 - present); President, Abbington Capital
Group LLC (1998 - present); President, Cross Sound
Capital, LLC (June 2011 - October 2013); CEO,
Thomas Lloyd Global Asset Management (Americas)
LLC (September 2006 - 2010)

Gerald Sullivan	Treasurer	Indefinite term;	Treasurer, USA Mutuals Advisors, Inc. (February 2013 -
Plaza of the Americas		Since 2013	present); Portfolio Manager, USA Mutuals Advisors,
700 N. Pearl Street,			Inc. (June 2011 - present); President, Industry Leaders
Suite 900			Fund (March 1999 - November 2008) and (August 2009 -
Dallas, TX 75201			June 2012); CFO, Claramont Investment Partners
Age: 55			(February 1995 - present); Acting CEO, Perftech Inc.
(October 2011 – December 31, 2014); CFO, The
Roadhouse Group LLC (February 1995 - present)

Emily R. Enslow	Secretary	Indefinite term;	Assistant Vice President, U.S. Bancorp Fund Services,
615 E. Michigan Street		Since 2015	LLC (July 2013 - present); Proxy Voting Coordinator and
Milwaukee, WI 53202			Class Action Administrator, Artisan Partners Limited
Age: 29			Partnership (September 2012 - July 2013); Legal
Internship, Artisan Partners Limited Partnership
(February 2012 - September 2012); J.D. Candidate,
Marquette University Law School (2009-2012)

ADDITIONAL INFORMATION (Unaudited) (Continued)

Interested Trustee and Officers (Continued)

		Term of	Principal
	Position(s)	Office and	Occupation
Name,	Held with	Length of	During Past
Address and Age	the Trust	Time Served	Five Years

William S. McNish	Chief	Indefinite term;	Director, Alaric Compliance Services, LLC, a
Plaza of the Americas	Compliance	Since 2013	compliance consulting company (January 2011 -
700 N. Pearl Street,	Officer		present); Futures Trading Investigator, Commodity
Suite 900			Futures Trading Commission, Division of Enforcement
Dallas, TX 75201			(2009 - 2010)
Age: 51

Tax Information

The Barrier Fund designates 100.00% and the Emerging Markets Fund designates 81.66% of its ordinary income distribution for the period ended March 31, 2016(1) as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the period ended March 31, 2016(1), 77.06% of the dividends paid from net ordinary income for the Barrier Fund and 1.94% of the dividends paid from net ordinary income for the Emerging Markets Fund qualifies for the dividends received deduction available to corporate shareholders.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Emerging Markets Fund was 98.31% for the period from October 2, 2015 through March 31, 2016.

(1)	For the year end March 31, 2016 for the Barrier Fund, and the period from October 2, 2015 through March 31, 2016 for the Emerging Markets Fund.

ADDITIONAL INFORMATION (Unaudited) (Continued)

Foreign Tax Credit Pass Through

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the period ended March 31, 2016(1). Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Portion of Ordinary
			Income Distribution
	Creditable Foreign	Per Share	Derived From
	Tax Credit Paid	Amount	Foreign Sourced Income
Emerging Markets Fund	1,307	0.003592793	95.39%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any advisor, sub-advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Funds in the current Prospectuses, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor, the authority to vote proxies.  A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-264-8783. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge, upon request, by calling 1-866-264-8783 or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO DISCLOSURE INFORMATION (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Funds file the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-942-8090 (direct) or 1-800-SEC-0330 (general SEC number).

PRIVACY POLICY (Unaudited)

The Funds collect non-public information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities.  We also disclose that information is provided to unaffiliated third parties (such as to the investment advisor to the Funds, and to brokers and custodians) only as permitted by law and only as needed for them to assist us in providing agreed services to you.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with nonaffiliated third parties.

Not part of the annual report.

(This Page Intentionally Left Blank.)

USA Mutuals

USA Mutuals Barrier Fund
USA Mutuals Generation Wave Growth Fund
USA Mutuals Takeover Targets Fund
USA Mutuals/WaveFront Hedged Emerging Markets Fund
USA Mutuals Beating Beta Fund

Investment Advisor	USA Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street, Suite 900
Dallas, Texas 75201

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202-5615

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s president and treasurer.  The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. The Registrant’s code of ethics is incorporated herein by reference to its Form N-CSR filed on June 9, 2014.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael D. Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “All other fees” refer to the aggregate fees billed for products and services provided by the principal accountant other than “Audit fees”, “Audit-related fees” and “Tax fees”.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2016	FYE 3/31/2015
Audit Fees	$62,000	$28,000
Audit-Related Fees	$0	$0
Tax Fees	$12,500	$5,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

The percentage of fees billed by Cohen Fund Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2016	FYE 3/31/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2016	FYE 3/31/2015
Registrant	$12,500	$5,000
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. The Registrant’s independent trustees serve as its nominating committee.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Previously filed with the Form N-CSR filed June 9, 2014 and incorporated herein by reference.

(2) A separate certification for each president and treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USA Mutuals

By (Signature and Title)                      /s/Jerry Szilagyi
Jerry Szilagyi, President

Date     June 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/Jerry Szilagyi
Jerry Szilagyi, President

Date     June 8, 2016

By (Signature and Title)                     /s/Gerald Sullivan
Gerald Sullivan, Treasurer

Date     June 7, 2016